AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEB. 26, 2003.

                                           REGISTRATION NOS. 33-57536 & 811-7450

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              ---------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 18
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 19

                              ---------------------

                             CITISTREET FUNDS, INC.
                           (EXACT NAME OF REGISTRANT)
                                TWO TOWER CENTER
                        EAST BRUNSWICK, NEW JERSEY 08816
                                 (732) 514-2000
          (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)

                              --------------------

                             PAUL S. FEINBERG, ESQ.
                                    PRESIDENT
                             CITISTREET FUNDS, INC.
                                TWO TOWER CENTER
                        EAST BRUNSWICK, NEW JERSEY 08816
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                              CHRISTOPHER E. PALMER
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                             ----------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

      [_] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
            [ ] ON ________ PURSUANT TO PARAGRAPH (B) OF RULE 485
      [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
         [X] ON MAY 1, 2003, PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
      [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485
           [ ] ON ________ PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

                   IF APPROPRIATE CHECK THE FOLLOWING BOX:

   [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
                   PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                               [CITISTREET LOGO]

                         [GLOBE GRAPHIC]
                                               I SHARES

                                         PROSPECTUS   MAY 1, 2003

                                         - CITISTREET INTERNATIONAL STOCK FUND
                                         - CITISTREET SMALL COMPANY STOCK FUND
                                         - CITISTREET LARGE COMPANY STOCK FUND
                                         - CITISTREET DIVERSIFIED BOND FUND

              The Funds have two classes of shares. This prospectus describes the I Shares class of the Funds (the "Shares"). The Shares are available only through certain variable annuity contracts, variable life insurance contracts, and qualified retirement plans (including arrangements under section 403(b) of the Internal Revenue Code).

              AS WITH ALL MUTUAL FUNDS, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              PROSPECTUS CONTENTS

Summary of Investment Objectives and Strategies.............    2
Summary of Investment Risks.................................    3
Performance.................................................    4
Fees and Expenses...........................................    6
Investment Objectives, Strategies, and Risks................    7
     CitiStreet International Stock Fund....................    7
     CitiStreet Small Company Stock Fund....................    7
     CitiStreet Large Company Stock Fund....................    8
     CitiStreet Diversified Bond Fund.......................    9
     Temporary Defensive Positions..........................   11
Management of the Funds.....................................   12
Pricing, Purchase, and Redemption of Shares.................   15
     Pricing of Shares......................................   15
     Purchase of Shares.....................................   15
     Redemption of Shares...................................   15
     Distributions..........................................   16
Other Information...........................................   16
     Classes of Shares......................................   16
     Federal Income Taxes...................................   16
     Monitoring for Possible Conflict.......................   16
Financial Highlights........................................   16
Appendix A..................................................   17

SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES

INTERNATIONAL STOCK FUND

Objective:  Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Strategy:   Invests in stocks of companies from at least five foreign countries.

         - The companies in which the Fund invests are generally large and well-established in their home country.

         -   The Fund invests primarily in countries with developed economies.

         - The Fund chooses companies that it expects to increase in value over the long-term.

         - The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments).

SMALL COMPANY STOCK FUND

Objective: Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.

Strategy:  Invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of smaller companies.

LARGE COMPANY STOCK FUND

Objective: Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

Strategy:  Invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of larger, well-established companies.

DIVERSIFIED BOND FUND

Objective: Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.

Strategy:  Invests, under normal circumstances, at least 80% of its investable assets in the following types of bonds, which are listed in order of importance:

         -   Investment-grade corporate bonds.

             + Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations.

         -   U.S. government bonds.

         -   Foreign government bonds.

         -   Mortgage-related securities.

             + Mortgage-related securities provide an interest in a pool of home or commercial mortgages.

         -   Asset-backed securities.

             + Asset-backed securities provide an interest in a pool of assets like trade receivables.

         -   High-yield bonds.

             + High-yield bonds, commonly known as "junk bonds," pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal.

SUMMARY OF INVESTMENT RISKS

     Throughout this prospectus, the Funds appear in declining order of risk. For each of the Funds, the share price fluctuates over time. The total return of a Fund could be negative during the period you invest in it, in which case you would lose part of your investment when you redeemed your shares.

     We describe below some of the risks specific to each Fund.

INTERNATIONAL STOCK FUND

     - The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions. All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. companies.

     - Adverse political or economic events in a foreign country could cause the price of a foreign company's stock to fall.

     - Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

     - Changing currency exchange rates can decrease the U.S. dollar value of foreign stocks.

SMALL COMPANY STOCK FUND

     - The prices of all stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

     - The prices of small companies tend to fluctuate more than those of larger, more established companies.

LARGE COMPANY STOCK FUND

     - The prices of all stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

     - Investing in larger, well-established companies, such as the ones the Fund invests in, may be less risky than investing in the stocks of smaller companies.

DIVERSIFIED BOND FUND

     -  The prices of bonds fluctuate depending upon interest rates.

     - As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

     - The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

     - Investment in bonds involves credit risk, the risk that the issuer could default on its obligations and the Fund not recover its investment.

PERFORMANCE

   The bar charts and tables shown below provide an indication of the risks of investing in each Fund by showing how each Fund's performance has varied over time. How each Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

INTERNATIONAL STOCK FUND
[BAR CHART]

1994                                                                             -6.98
1995                                                                             19.00
1996                                                                             21.93
1997                                                                              5.04
1998                                                                             14.91
1999                                                                             32.52
2000                                                                             -8.03
2001                                                                            -21.44

Highest Quarterly
  Return:                  20.97 (4th quarter 1999)
Lowest Quarterly
  Return:                 -16.63 (3rd quarter 1998)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/02)

                                     MORGAN STANLEY
                                  CAPITAL INTERNATIONAL
                                   EUROPE, AUSTRALIA,
                       THE FUND      FAR EAST INDEX
Past 1 Year:           -22.31%           -15.66%
Past 5 Years:           -3.13%            -2.61%
Life of Fund:            4.03%             2.05%
(since 5/17/93)

SMALL COMPANY STOCK FUND
[BAR CHART]

1994                                                                              9.68
1995                                                                             31.23
1996                                                                             -3.03
1997                                                                              6.78
1998                                                                             -8.65
1999                                                                             36.71
2000                                                                             10.08
2001                                                                              1.57

Highest Quarterly
  Return:                  24.92 (4th quarter 1999)
Lowest Quarterly
  Return:                 -23.16 (3rd quarter 1998)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/02)

                       THE FUND   RUSSELL 2500 INDEX
Past 1 Year:           -23.72%         -17.79%
Past 5 Years:            1.22%           1.58%
Life of Fund:            5.99%           9.06%
(since 5/17/93)

   If you have received this prospectus because you own or are considering the purchase of a variable life insurance or annuity contract, you should note that the performance shown does not include charges of the contract itself, such as mortality and expense risk charges. The performance would be lower if it did include these types of charges.

LARGE COMPANY STOCK
[BAR CHART]

1994                                                                             -1.01
1995                                                                             38.56
1996                                                                             23.20
1997                                                                             31.67
1998                                                                             15.54
1999                                                                             -0.28
2000                                                                            -14.96
2001                                                                            -15.74

Highest Quarterly
  Return:                  15.31 (2nd quarter 1997)
Lowest Quarterly Return:  -12.63 (3rd quarter 1998)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/02)

                        THE FUND   S&P 500 INDEX
Past 1 Year:            -22.84%       -22.10%
Past 5 Years:            -8.69%        -0.59%
Life of Fund:             3.99%         9.26%
(since 5/17/93)

DIVERSIFIED BOND FUND*
[BAR CHART]

1994                                                                             -5.79
1995                                                                             22.44
1996                                                                              1.34
1997                                                                             12.01
1998                                                                              9.04
1999                                                                             -2.74
2000                                                                             12.35
2001                                                                              6.86

Highest Quarterly
  Return:                   7.34 (2nd quarter 1995)
Lowest Quarterly Return:  -4.82  (1st quarter 1996)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/02)

                                           LEHMAN
                                          BROTHERS
                                         AGGREGATE
                              THE FUND   BOND INDEX
Past 1 Year:                   8.97%       10.27%
Past 5 Years:                  6.85%        7.54%
Life of Fund:                  7.57%        7.30%
(since 5/17/93)
* Prior to May 1, 2001, the Diversified Bond Fund
  was named the Long-Term Bond Fund and had an
  objective of investing primarily in long-term
  fixed income securities. The Diversified Bond
  Fund has an objective of investing primarily in
  fixed income securities of varying maturities.

FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of each Fund. If you have received this prospectus because you own or are considering the purchase of a variable life insurance or annuity contract, you should refer instead to the corresponding table in its prospectus. The fee table in the contract prospectus includes additional contract charges not reflected below.

                                                                INT'L     SMALL        LARGE      DIVERSIFIED
                                                                STOCK    COMPANY      COMPANY        BOND
                                                                FUND    STOCK FUND   STOCK FUND      FUND
                                                                -----   ----------   ----------   -----------
SHAREHOLDER FEES (paid directly from your investment)
    Sales Charge (Load) on Purchases                             N/A        N/A          N/A           N/A
    Deferred Sales Charge (Load)                                 N/A        N/A          N/A           N/A
    Sales Charge (Load) on Reinvested Dividends                  N/A        N/A          N/A           N/A
    Redemption Fee                                               N/A        N/A          N/A           N/A
    Exchange Fee                                                 N/A        N/A          N/A           N/A
    Account Fee                                                  N/A        N/A          N/A           N/A
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund
 Assets)
    Management Fees                                             0.73%     0.60%        0.55%         0.45%
    Distribution (12b-1) Fees                                   None       None         None          None
    Other Expenses                                              0.17%     0.16%        0.15%         0.11%
                                                                -----     -----        -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.90%     0.76%        0.70%         0.56%

EXAMPLE

   This Example is meant to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. If you have received this prospectus because you own or are considering the purchase of a variable life insurance or annuity contract, this Example does not include any expenses charged under that contract.

   The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                   INT'L      SMALL        LARGE      DIVERSIFIED
                                                                                   STOCK     COMPANY      COMPANY        BOND
                                                                                    FUND    STOCK FUND   STOCK FUND      FUND
                                                                                   ------   ----------   ----------   -----------
                1 year....................................................         $   92      $ 78         $ 72         $ 57
                3 years...................................................         $  287      $243         $224         $179
                5 years...................................................         $  498      $422         $390         $313
                10 years..................................................         $1,108      $942         $871         $701

You would pay the same expenses if you did not redeem your shares.

INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS

     The investment objectives, strategies, and risks for each Fund appear below. As with all mutual funds, it is possible that a Fund could fail to achieve its objective.

CITISTREET INTERNATIONAL STOCK FUND

     Investment Objective. The International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

     Investment Strategies. The Fund invests in stocks of companies from at least five foreign countries.

      - The companies in which the Fund invests are generally large and well-established in their home country.

      -  The Fund invests primarily in countries with developed economies.

      - The Fund chooses companies that it expects to increase in value over the long-term.

      - The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments).

      -  The Fund currently uses three separate investment strategies.

        + One of the Fund's three subadvisers uses a "value" approach, which focuses on stocks that are undervalued by the market.

        + One of the Fund's subadvisers uses a "growth" approach, which focuses on companies that the subadviser expects to have significant growth and earnings over the long-term.

        + One of the Fund's subadvisers uses a "core" approach, which seeks to maintain a regional balance in investments similar to the Fund's benchmark index.

     Investment Risks.

      - The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

      - All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. corporations.

        + Adverse political or economic events in a foreign country could cause the price of a foreign company's stock to fall.

        + Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

        + Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign stocks.

CITISTREET SMALL COMPANY STOCK FUND

     Investment Objective. The Small Company Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.

     Investment Strategies. To achieve its objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in common stocks (or similar equity-related investments) of smaller companies.

      -  The Fund currently uses three separate investment strategies.

        + One of the Fund's three subadvisers uses a "value" approach, which focuses on stocks that the subadviser believes are undervalued by the market.

        + One of the Fund's subadvisers uses a "growth" approach, which focuses on small companies that the subadviser expects to have significant growth in earnings over the long term.

        + One of the Fund's subadvisers uses an "index" approach, with an objective of matching the performance of the Russell 2500 Index.

      - The Fund invests primarily in U.S. companies, but may also invest some of its assets in foreign companies as well.

      - The Fund invests, under normal circumstances, invests at least 80% of its investable assets in stocks (or similar equity-related investments) of companies with a market value no greater than the largest company in the Russell 2500 Index (measured as of the date of investment). As of the latest revision to that index, the largest company in the index had a market capitalization of approximately $3.8 billion.

      -  The Fund may invest in stocks sold in initial public offerings
         ("IPOs").

     Investment Risks.

      - The prices of stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

      - The stock prices of small companies tend to fluctuate more than those of larger, more established companies.

      - Investing in small company stocks is subject to market capitalization risk, the risk that small company stocks as a group may fall out of favor and not perform as well as stocks of larger companies.

      - Prices of stocks purchased in IPOs may fluctuate more than other stocks.

      - Foreign stocks are subject to the risks described above in connection with the International Stock Fund.

CITISTREET LARGE COMPANY STOCK FUND

     Investment Objective. The Large Company Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

     Investment Strategies. To achieve its objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in the stocks (or similar equity-related investments) of larger, well-established companies.

      -  The Fund currently uses three separate investment strategies.

        + One of the Fund's three subadvisers uses a "value" approach, which focuses on stocks that the subadviser believes are undervalued by the market.

        + One of the Fund's subadvisers uses a "growth" approach, which focuses on companies that the subadviser expects to have above-average earnings growth.

        + One of the Fund's subadvisers uses an "index" approach, with the objective of matching the performance of the S&P 500 Index.

      - The Fund invests primarily in the stocks of U.S. companies, but may also invest some of its assets in the stocks of large, well-established foreign companies.

      - The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of companies with a market value no less than the smallest company in the S&P 500 Index (measured as of the date of investment). As of February 28, 2002, the smallest company in the S&P Index had a market capitalization of approximately $362 million.

     Investment Risks.

      - The prices of all stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

      - Investing in larger, well-established companies, such as the ones the Fund invests in, may be less risky than investing in the stocks of smaller companies.

      - Investing in large company stocks is subject to market capitalization risk, the risk that large company stocks as a group may fall out of favor and not perform as well as stocks of smaller companies.

      - Foreign stocks are subject to the risks described above in connection with the International Stock Fund.

CITISTREET DIVERSIFIED BOND FUND

     Investment Objective. The Diversified Bond Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.

     Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its investable assets in the following types of bonds, which are listed in order of importance:

      -  Investment-grade corporate bonds.

        + Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations.

      -  U.S. government bonds, including:

      - Direct obligations of the United States Treasury (such as Treasury bonds and Treasury bills).

        + Bonds issued by agencies of the United States that the United States Treasury guarantees (such as bonds issued by the Farmers Home Administration and the Export-Import Bank).

        + Bonds issued by agencies and instrumentalities of the United States that are not guaranteed by the United States Treasury (such as bonds issued by Federal Land Banks or the Central Bank for Cooperatives).

      -  Foreign government bonds.

      - Mortgage-related securities (which provide an interest in a pool of home or commercial mortgages).

      - Asset-backed securities (which provide an interest in a pool of assets like trade receivables).

      - High-yield bonds (which are commonly known as "junk bonds," and which pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal). The Fund may invest up to 15% of its assets in these types of bonds.

      -  The Fund currently uses three separate investment strategies.

        + One of the Fund's three subadvisers invests primarily in U.S. investment-grade corporate bonds and U.S. government bonds.

        + One of the Fund's subadvisers invests primarily in U.S. investment-grade corporate bonds and U.S. government bonds, but may also invest up to 30% of assets allocated to it in non-dollar and high-yield bonds.

        + One of the Fund's subadvisers uses an "index" approach, with the objective of matching the performance of the Lehman Brothers Aggregate Bond Index.

     Investment Risks.

      -  The prices of bonds fluctuate depending upon interest rates.

        + As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

        + The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

        + In particular, the Fund's shares will usually decrease in value when interest rates increase.

      - Mortgage-related securities decrease in value when interest rates rise, but may not increase in value as much as other types of bonds when interest rates decline.

        + Mortgage borrowers often refinance if interest rates decline, which causes the value of the security to fall.

      -  Foreign bonds may pose greater risks than domestic bonds.

        + Adverse political or economic events in a foreign country could cause the price of a foreign bond to fall.

        + Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign bonds than is available for domestic bonds.

        + Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign bonds.

      - High-yield bonds have a greater risk of default than investment grade bonds. Default means the bond's issuer -- the company or country that issues the bond -- fails to make one or more interest payments, or fails to repay the principal. If an issuer defaults on a bond held by the Fund, the bond's value will decrease, possibly to near zero, and the Fund's net asset value and total return will decline.

        + The value of high-yield bonds may change drastically in response to economic events or in response to the financial health of the issuer. These price swings will affect the net asset value and total return of the Fund.

        + When the economy is performing poorly, more high-yield bonds may default than normal.

        +  High-yield bonds may not trade as often as higher quality bonds.

      - The Fund generally engages in active and frequent bond trading. Although brokerage expenses increase as turnover increases, the Fund believes that the benefits of more active trading exceed the additional costs.

TEMPORARY DEFENSIVE POSITIONS

     Each Fund may, at times, adopt a temporary defensive position in which the Fund invests a greater proportion of its assets than normal in cash or high quality bonds. A Fund would adopt such a defensive position in response to adverse market, economic, political, or other conditions, or to enable the Fund to take advantage of buying opportunities. If a Fund adopts a defensive position at an inappropriate time, the Fund's return may be lower than it otherwise would have been.

MANAGEMENT OF THE FUNDS

     The Company utilizes a Manager/Subadviser structure for advisory services.

      - The Manager has ultimate responsibility for all investment advisory services. It supervises the subadvisers, who make the day-to-day investment decisions for the Funds.

      - Each Fund currently has three subadvisers, one affiliated with Citigroup Inc., one affiliated with State Street Corporation, and one not affiliated with either company. Citigroup Inc. and State Street Corporation indirectly own the Manager. The Manager decides how to allocate each Fund's asset among its subadvisers.

      - Each Fund may change subadvisers or change the agreements with its subadvisers. Although we do not currently intend to do so, the Funds may change their current practice of having three subadvisers per Fund. The Fund can make many of these subadviser changes without shareholder approval. For example, the Fund can add subadvisers not affiliated with the Manager without shareholder approval, but the Fund will send you a notice within 90 days of such a change. If shareholder approval is required, the Fund will send you a proxy statement describing the proposed change.

      - Each Fund pays an investment advisory fee to the Manager and to the subadvisers.

     The following chart lists each Fund's current subadviser(s), the total investment advisory fees the Fund paid in 2002 as a percentage of the Fund's average net assets, and the maximum total advisory fees the Fund is permitted to pay, also as a percentage of average net assets.

                                                                                                        MAXIMUM
                                                                                    TOTAL ADVISORY    PERMISSIBLE
                FUND                                  SUBADVISER(S)                  FEES IN 2002     ADVISORY FEE
                ----                                  -------------                 --------------    ------------
      International Stock Fund           Bank of Ireland Asset Management (U.S.)         0.73%            0.80%
                                                       Limited and
                                           Citigroup Asset Management Limited
                                                and SSgA Funds Management
      Small Company Stock Fund                TCW Investment Management and              0.60%            1.05%
                                         Travelers Investment Management Company
                                                and SSgA Funds Management
      Large Company Stock Fund              Wellington Management Company and            0.55%            0.70%
                                            Smith Barney Fund Management LLC
                                                and SSgA Funds Management
        Diversified Bond Fund               Western Asset Management Company             0.45%            0.60%
                                          and Salomon Brothers Asset Management
                                                and SSgA Funds Management

     Information about the Manager and about each of the Subadvisers appears below.

     CITISTREET FUNDS MANAGEMENT LLC (the "Manager") serves as the overall investment adviser to the Funds. The Manager is an indirect wholly-owned subsidiary of CitiStreet LLC, which is indirectly jointly owned 50% by Citigroup Inc. and 50% by State Street Corporation. The Manager retains consultants to assist it in monitoring and evaluating the performance of the subadvisers. The Manager's address is Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063.

     BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED ("BIAM") serves as one of the subadvisers for the International Stock Fund. It is an indirect wholly-owned subsidiary of Bank of Ireland, an Irish corporation. Its head offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. Its U.S. offices are at 75 Holly Hill Lane, Greenwich, CT 06830. Bank of Ireland established its worldwide investment management operations, BIAM, in 1966 and currently manages over $ billion in global securities for a variety of clients in the United States and abroad. BIAM (U.S.) was established in 1987 to provide services to North American investors and opened its U.S. office in 1988. As of
December 31, 2002, BIAM (U.S.) has over $     billion under management on behalf
of its U.S. and Canadian clients. BIAM's Strategy Group makes all the investment decisions for the portion of the International Stock Fund managed by BIAM, and no person(s) is primarily responsible for making recommendations to that Group.

     CITIGROUP ASSET MANAGEMENT LIMITED ("CAML") serves as one of the subadvisers for the International Stock Fund. Its principal offices are at Citigroup Centre, Canda Square, Canary Wharf, London, England E14 5LB. CAML is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors. As of December 31, 2002, CAML's EAFE Equities Team managed approximately $ million. The following individual is responsible for the day-to-day management of the portion of the International Stock Fund managed by CAML:

     Michael P. McElroy is CAML's Head of Global Equity Investment and has been with CAM since 2000. Prior to 2000, he was Director of Quantitative Research and a Senior Portfolio Manager for Independent Investment Associates, Inc. He has had responsibility for the Fund since 2002.

     SMITH BARNEY FUND MANAGEMENT LLC ("Smith Barney") serves as one of the subadvisers for the Large Company Stock Fund. Its corporate offices are at 333 West 34th Street, New York, NY 10001. Smith Barney is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of
December 31, 2002, Smith Barney managed more than $     billion of money market
and mutual fund assets. The following individuals are responsible for the day-to-day management of the portion of the Fund managed by Smith Barney:

     Tom Vandeventer and Alan Blake are both Investment Officers of Smith Barney and Managing Directors of Salomon Smith Barney Inc. They have had responsibility for the Fund since 2002.

     SSGA FUNDS MANAGEMENT, INC. ("SSgA") serves as one of the subadvisers to the Large Company Stock Fund, Small Company Stock Fund, Diversified Bond Fund and the International Stock Fund. SSgA is located at Two International Place, Boston, MA 02110, and is a subsidiary of State Street Corporation and is an affiliate of the Manager. As of December 31, 2002, SSgA had approximately $ billion in assets under management and is part of a group of companies that
manages approximately $   billion. SSgA uses a team approach in the day-to-day
management of its share of the Funds' assets.

     SALOMON BROTHERS ASSET MANAGEMENT INC. ("Salomon Brothers") serves as one of the subadvisers for the Diversified Bond Fund. Its corporate offices are at 388 Greenwich Street, New York, NY 10013. Salomon Brothers is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors, including mutual
funds. As of December 31, 2002, Salomon Brothers managed more than $     billion
of assets. The following individuals are responsible for the day-to-day management of the portion of the Fund managed by Salomon Brothers:

     Peter Wilby is a Managing Director of Salomon Brothers. He has had responsibility for the Diversified Bond Fund since 2001.

     David Torchia has been a Managing Director of Salomon Brothers since January 1999. Prior to that time, Mr. Torchia was a Director of Salomon Brothers. He has had responsibility for the Diversified Bond Fund since 2001.

     TCW INVESTMENT MANAGEMENT COMPANY ("TCW") serves as one of the subadvisers for Small Company Stock Fund. Its principal offices are at 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017. TCW serves as investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 2002, TCW and its affiliates had approximately $ billion under management or committed for management in various fiduciary and advisory capacities. The following individual is responsible for the day-to-day management of the portion of the Fund managed by TCW:

     William Church has served as a portfolio manager for TCW and its predecessors since 1982. Mr. Church has had responsibility for the Small Company Stock Fund since 1997.

     TRAVELERS INVESTMENT MANAGEMENT COMPANY ("TIMCO") serves as one of the subadvisers for the Small Company Stock Fund. TIMCO's principal offices are at 100 First Stamford Place, Stamford, Connecticut 06902. TIMCO is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 2002, TIMCO managed approximately $5.3 billion. The following individual is responsible for the day-to-day management of the portion of the Small Company Stock Fund managed by TIMCO:

     Sandip Bhagat is the President and Chief Investment Officer of TIMCO.

     WELLINGTON MANAGEMENT COMPANY, LLP ("Wellington Management") serves as one of the subadvisers for the Large Company Stock Fund. Its offices are at 75 State Street, Boston, MA 02109. It serves as an investment adviser to a variety of institutional investors, including mutual funds. As of December 31, 2002,
Wellington Management managed more than $   billion of assets. The following
individuals are responsible for the day-to-day management of the portion of the fund managed by Wellington Management:

     Doris Dwyer Chu is a Vice President and Portfolio Manager for Wellington Management. She joined Wellington Management in 1998. From 1985 through 1998, she worked at Gratham, Mayo, Van Otterloo & Co., most recently as Partner and Global Quantitative Portfolio Manager. She has had responsibility for the Large Company Stock Fund since 2000.

     Laurie A. Gabriel, CFA, is a Senior Vice President and managing partner of Wellington Management. She has been with Wellington Management since 1976 and she has had responsibility for the Large Company Stock Fund since 2000.

     WESTERN ASSET MANAGEMENT COMPANY ("Western") serves as one of the subadvisers for the Diversified Bond Fund. Its corporate offices are at 117 East Colorado Boulevard, Pasadena, CA 91105. Western serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 2002, Western managed more than $ billion of assets. The day-to-day management of the portion of the Diversified Bond Fund managed by Western is the responsibility of the Western Asset Investment Strategy Group.

PRICING, PURCHASE, AND REDEMPTION OF SHARES

PRICING OF SHARES

     The price of one share of each Fund is equal to that Fund's "net asset value" per share. The net asset value per share of each Fund equals:

      -  The sum of the value of all the securities held by that Fund.

        + We value stocks, options, and futures contracts based on market quotations.

        + We value bonds and other debt securities with remaining maturities of 60 days or more using an independent pricing service.

        + We value bonds and other debt securities with remaining maturities of less than 60 days based on an amortized cost basis.

        + We generally value a foreign security using the closing prices on the exchange on which the security trades (converted to U.S. dollars at the current rate we obtain from a recognized bank or dealer).

        + We value forward contracts at the current cost of covering or offsetting the contracts.

        + We value securities or assets without readily-available market quotations at fair value under our established procedures. We may also use fair value pricing if we determine that the market quotation is not reliable. For example, we may use fair value pricing for a foreign security if a significant event affecting its value occurs between the closing of the exchange and the time the Fund values its shares.

      -  Plus any cash or other assets the Fund holds.

      -  Minus all of the Fund's liabilities.

        + Liabilities include the Fund's expenses (such as the investment advisory fees), which we compute daily.

      -  Divided by the total number of shares outstanding of the Fund.

     We compute the net asset value of the shares of each Fund once each day that the New York Stock Exchange ("NYSE") is open for trading, as of the closing of regular trading on the NYSE, which is generally 4:00 p.m. New York City time.

PURCHASE OF SHARES

     We sell shares of the Funds at the first price set after we receive the purchase order. You pay no sales charge or sales load on the purchase of any shares.

REDEMPTION OF SHARES

     We redeem shares for cash, within 7 days of receipt of proper notice of redemption or sooner if required by law. We redeem the shares at the first price set after we receive a proper request for redemption. You pay no redemption charge. We may suspend the right to redeem shares or to receive payment if:

      -  the SEC tells us that trading on the NYSE is restricted;

      -  the NYSE is closed (other than customary weekend and holiday closings);

      - the SEC tells us that an emergency exists, so that we cannot readily sell a Fund's securities or compute a Fund's net asset value; or

      -  the SEC orders the suspension to protect shareholders of a Fund.

DISTRIBUTIONS

     Each Fund distributes substantially all of its net investment income, if any, and all of its net realized capital gains from selling securities. These distributions are automatically reinvested in additional shares of the Fund.

OTHER INFORMATION

CLASSES OF SHARES

     Each Fund currently offers two classes of shares, one of which, the I Shares, is offered by this prospectus. I Shares are offered only in connection with investments under variable annuity contracts, variable life insurance contracts, and certain qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code). The other class, R Shares, is available only in connection with investments under certain qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code) that require a fee from Fund assets to procure distribution and administration services to plan participants.

FEDERAL INCOME TAXES

     If you own or are considering buying a variable life insurance policy or a variable annuity contract that invests in the Funds, you should consult its prospectus for a discussion of tax consequences of investing in the Funds.

     The tax laws and regulations that apply to qualified retirement plans are complex and vary according to the type of plan and its terms and conditions. In many cases, qualified retirement plans enjoy a tax-advantaged status, so that participants in such a plan will not be taxed on their interests in the plan until they receive a distribution or payment from it. If you participate in a qualified retirement plan that invests in the Funds, you should consult a qualified tax adviser to learn about your specific tax situation.

MONITORING FOR POSSIBLE CONFLICT

     The Funds sell shares to fund variable annuity contracts, to fund variable life insurance contracts, and to qualified retirement plans. It is possible that the interests of variable life insurance policy owners, variable annuity contract owners, and participants in qualified retirement plans could conflict in a material way. The Funds will monitor the situation and, in the event that a material conflict did develop, would determine what action to take in response.

FINANCIAL HIGHLIGHTS

     The financial highlights table is meant to help you understand the Funds' financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. KPMG LLP has audited the information, and its report, along with the Funds' financial statements, appear in the Annual Report, which we will send you on request. To learn how to obtain the Annual Report and other information about the Funds, see the back cover.

                                                                        APPENDIX
A
SUBADVISER PERFORMANCE IN OTHER ACCOUNTS

     The investment results on the opposite page below represent the historical performance of representative institutional accounts managed by each of the current subadvisers. These institutional accounts managed by each subadviser have substantially similar, but not identical, investment objectives, policies and strategies to those of the Fund managed by that subadviser.

     This subadviser performance information does not represent the performance of the Funds. For comparison purposes, we have also shown the actual performance of the Funds. You should understand that past performance, either of the subadviser or of the Fund, is not necessarily an indication of future performance.

     We have provided this information to illustrate the past performance of the subadvisers in managing substantially similar institutional accounts. We have shown the performance of the institutional accounts after deducting the estimated fees and expenses of the Funds. Each subadviser provided their composite investment performance information (without deduction or any fees and expenses). Each subadviser represented that the information includes performance for all fee-paying, discretionary institutional accounts that have substantially similar investment objectives, policies and strategies. CRA RogersCasey, Inc., a consultant to the Manager, then adjusted the performance information to reflect the following estimated expenses for the Fund: (1) the subadviser's fee based on 1/3 of the assets of the Fund as of 12/31/02, (2) the Manager's fee (which does not vary based on asset levels), and (3) other expenses of the Fund during 2002. For the Small Company Stock Fund, rather than use actual subadviser performance for the index portion, CRA RogersCasey, Inc. used the index itself reduced for estimated fees and expenses because the subadviser does not have a long-term track record using the particular Russell index used by the Fund (although it has substantial experience with index strategies using other Russell indices).

     The institutional accounts used to calculate the performance information are not subject to the same types of expenses as the Funds and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Funds by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code of 1986. The performance results of the institutional accounts might have been lower if the institutional accounts had been regulated as investment companies under the federal tax and securities laws. In addition, differences in the methodologies used for institutional account performance and mutual fund performance could result in different performance data for identical time periods.

SUBADVISER PERFORMANCE

                                                                                                     Fund
                                                               1 Year     3 Years     5 Years      Inception
                                                               Ended       Ended       Ended        Through
                                                              12/31/02    12/31/02    12/31/02    12/31/02(6)
                                                              --------    --------    --------    -----------
Bank Of Ireland International Equity Composite..............
Citigroup Global Asset Mgmt EAFE Equity Composite(1)........
SSgA International Growth Opportunities Composite(2)........
Actual Performance of International Stock Fund..............

TCW (SG Cowen) Small Cap Composite..........................
TIMCO Small Capitalization Equity Composite.................
Russell 2500 Index (Fee Adjusted)(3)........................
Actual Performance of Small Company Stock Fund..............

Smith Barney Fund Management Large Cap Growth Equity
 Composite..................................................
SSgA S&P 500 Flagship Composite(1)..........................
Actual Performance of Large Company Stock Fund(4)...........

Western Asset Management Core Composite.....................
Salomon Bros Asset Mgmt Enhanced Core Fixed Income
 Composite(2)...............................................
SSgA Bond Market Index Composite(1).........................
Actual Performance of Diversified Bond Fund(5)..............

--------------------------------------------------------------------------------
(1) This subadviser performance information includes accounts that can invest a portion of their assets in securities from emerging market countries. The Funds currently do not invest in these securities. Although the performance of emerging markets securities varies from period to period, in general the performance of the institutional accounts would have been higher for most of the periods shown if the accounts had not invested in emerging markets securities.
(2) The performance information provided above is not the performance of SSgA Funds Management, Inc., but the performance of State Street Global Advisors, an affiliate of SSgA Funds Management, Inc. The portfolio manager for all funds and accounts is the same person who is a dual employee of both advisers and as a result, manages all clients, regardless of account type, in this strategy for both advisers.
(3) Because SSgA does not have a long-term composite track record for a Russell 2500 index strategy, the table shows the returns of the Russell 2500 less an assumed expense ratio of 0.52% (an estimate of the SSgA fee charged to the Fund and other Fund expenses).
(4) No performance is shown for Wellington Management, one of the subadvisers to the Large Company Stock Fund. Wellington Management does not include the Large Company Stock Fund in its Wellington Research Value Composite because the Fund cannot invest in affiliates of the Manager, including Citigroup Inc. and State Street Corporation.
(5) Prior to May 1, 2001, the Diversified Bond Fund was named the Long-Term Bond Fund and had an objective of investing primarily in long-term fixed income securities. The Diversified Bond Fund has an objective of investing primarily in fixed income securities of varying maturities.
(6) May 17, 1993.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

  WHERE TO OBTAIN ADDITIONAL INFORMATION

You can obtain additional information about CitiStreet Funds, Inc. free upon request, including the following:

The ANNUAL REPORT TO SHAREHOLDERS and SEMI-ANNUAL REPORT TO SHAREHOLDERS describe the Funds' performance and list what securities each Fund held during the last year or half year. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the last year.

The STATEMENT OF ADDITIONAL INFORMATION contains additional information about CitiStreet Funds, Inc. and about the Funds' investment strategies and policies. This prospectus incorporates the Statement of Additional Information by reference, which means that the Statement of Additional Information is legally considered a part of the prospectus.

To obtain these documents, or for other inquiries about CitiStreet Funds, Inc.:

-  Call 1-800-242-7884.

- Write to CitiStreet Funds, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063.

To request other information about CitiStreet Funds, Inc., or to make shareholder inquiries, please contact the Funds at the same address and phone number.

In addition, you may obtain access to text-only versions of these documents through the Securities and Exchange Commission:

- You may visit the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for more information.

- You may visit the Securities and Exchange Commission's Internet site at http://www.sec.gov.

- You may also obtain copies of these documents, upon payment of a duplication fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                               [CITISTREET LOGO]
[GLOBE GRAPHIC]

             (C)Copyright 1993-2003 CitiStreet Funds Management LLC

7-PO11-BKT(4/03)jk                Citistreet Funds, Inc., SEC File No. 811-07450

                         [THE CITISTREET FUNDS GRAPHIC]
                                          R SHARES

                                   PROSPECTUS   MAY 1, 2003

                                   - CITISTREET INTERNATIONAL STOCK FUND
                                   - CITISTREET SMALL COMPANY STOCK FUND
                                   - CITISTREET LARGE COMPANY STOCK FUND
                                   - CITISTREET DIVERSIFIED BOND FUND

The Funds offer two classes of shares. This prospectus describes the R Shares class of the Funds (the "Shares"). The Shares are available only through certain qualified retirement plans (including arrangements under section 403(b) of the Internal Revenue Code).

AS WITH ALL MUTUAL FUNDS, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              PROSPECTUS CONTENTS

Summary of Investment Objectives and Strategies.............    2
Summary of Investment Risks.................................    3
Performance.................................................    4
Fees and Expenses...........................................    6
Investment Objectives, Strategies, and Risks................    7
     CitiStreet International Stock Fund....................    7
     CitiStreet Small Company Stock Fund....................    7
     CitiStreet Large Company Stock Fund....................    8
     CitiStreet Diversified Bond Fund.......................    9
     Temporary Defensive Positions..........................   11
Management of the Funds.....................................   12
Pricing, Purchase, and Redemption of Shares.................   15
     Pricing of Shares......................................   15
     Purchase of Shares.....................................   15
     Redemption of Shares...................................   15
     Distributions..........................................   16
Other Information...........................................   16
     Classes of Shares......................................   16
     Administrative Services Fee............................   16
     Distribution Fee.......................................   16
     Federal Income Taxes...................................   16
     Monitoring for Possible Conflict.......................   17
Financial Highlights........................................   17
Appendix A..................................................   18

SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES

INTERNATIONAL STOCK FUND

Objective:  Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Strategy:   Invests in stocks of companies from at least five foreign countries.

         - The companies in which the Fund invests are generally large and well-established in their home country.

         -   The Fund invests primarily in countries with developed economies.

         - The Fund chooses companies that it expects to increase in value over the long-term.

         - The Fund invests, under normal circumstances, at least 80% of its investable assets in stock (or similar equity-related investments).

SMALL COMPANY STOCK FUND

Objective: Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.

Strategy:  Invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of smaller companies.

LARGE COMPANY STOCK FUND

Objective: Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

Strategy:  Invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of larger, well-established companies.

DIVERSIFIED BOND FUND

Objective: Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.

Strategy:  Invests, under normal circumstances, at least 80% of its investable assets in the following types of bonds, which are listed in order of importance:

         -   Investment-grade corporate bonds.



         + Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations.

         -   U.S. government bonds.

         -   Foreign government bonds.

         -   Mortgage-related securities.



         + Mortgage-related securities provide an interest in a pool of home or commercial mortgages.

         -   Asset-backed securities.



         + Asset-backed securities provide an interest in a pool of assets like trade receivables.

         -   High-yield bonds.



         + High-yield bonds, commonly known as "junk bonds," pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal.

SUMMARY OF INVESTMENT RISKS

     Throughout this prospectus, the Funds appear in declining order of risk. For each of the Funds, the share price fluctuates over time. The total return of a Fund could be negative during the period you invest in it, in which case you would lose part of your investment when you redeemed your shares.

     We describe below some of the risks specific to each Fund.

INTERNATIONAL STOCK FUND

     - The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions. All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. corporations.

     - Adverse political or economic events in a foreign country could cause the price of a foreign company's stock to fall.

     - Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

     - Changing currency exchange rates can decrease the U.S. dollar value of foreign stocks.

SMALL COMPANY STOCK FUND

     - The prices of all stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

     - The prices of small companies tend to fluctuate more than those of larger, more established companies.

LARGE COMPANY STOCK FUND

     - The prices of all stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

     - Investing in larger, well-established companies, such as the ones the Fund invests in, is usually less risky than investing in the stocks of smaller companies.

DIVERSIFIED BOND FUND

     -  The prices of bonds fluctuate depending upon interest rates.

     - As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

     - The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

     - Investment in bonds involves credit risk, the risk that the issuer could default on its obligations and the Fund not recover its investment.

PERFORMANCE

   The bar charts and tables shown below provide an indication of the risks of investing in each Fund by showing how each Fund's performance has varied over time. The R Shares were first made available on October 1, 2002. The returns shown for the R Shares reflect the historical performance of each Fund's initial class of shares prior to October 1, 2002, restated based on the R Shares estimated fees and expenses. How each Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

INTERNATIONAL STOCK FUND
[BAR CHART]

1994                                                                             -6.96%
1995                                                                             18.69%
1996                                                                             21.86%
1997                                                                              4.55%
1998                                                                             14.29%
1999                                                                             31.89%
2000                                                                             -8.48%
2001                                                                            -21.66%
2002                                                                            -22.54%

Highest Quarterly
  Return:                  20.83 (4th quarter 1999)
Lowest Quarterly
  Return:                 -16.74 (3rd quarter 1998)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/02)

                                     MORGAN STANLEY
                                  CAPITAL INTERNATIONAL
                                   EUROPE, AUSTRALIA,
                       THE FUND      FAR EAST INDEX
Past 1 Year:           -22.54%           -15.66%
Past 5 Years:           -3.49%            -2.61%
Life of Fund:            3.60%             2.05%
(since 5/17/93)

SMALL COMPANY STOCK FUND
[BAR CHART]

1994                                                                               9.4%
1995                                                                             31.36%
1996                                                                             -3.28%
1997                                                                              6.62%
1998                                                                             -8.88%
1999                                                                             36.23%
2000                                                                              9.77%
2001                                                                              1.15%
2002                                                                            -24.04%

Highest Quarterly
  Return:                  24.89 (4th quarter 1999)
Lowest Quarterly
  Return:                 -23.19 (3rd quarter 1998)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/02)

                       THE FUND   RUSSELL 2500 INDEX
Past 1 Year:           -24.04%         -17.79%
Past 5 Years:            0.96%           1.58%
Life of Fund:            5.64%           9.06%
(since 5/17/93)

LARGE COMPANY STOCK
[BAR CHART]

1994                                                                             -1.19%
1995                                                                             38.04%
1996                                                                             23.09%
1997                                                                             31.12%
1998                                                                             15.02%
1999                                                                             -0.80%
2000                                                                            -15.27%
2001                                                                            -16.06%
2002                                                                            -23.17%


Highest Quarterly
  Return:                    15.21  (2nd quarter 1997)
Lowest Quarterly
  Return:                   -16.88  (3rd quarter 2001)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/02)

                        THE FUND   S&P 500 INDEX
Past 1 Year:            -23.17%       -22.10%
Past 5 Years:            -8.98%        -0.59%
Life of Fund:             3.73%         9.26%
(since 5/17/93)

DIVERSIFIED BOND FUND*
[BAR CHART]

1994                                                                             -5.98%
1995                                                                             22.01%
1996                                                                              1.22%
1997                                                                             11.58%
1998                                                                              8.61%
1999                                                                             -3.20%
2000                                                                             11.87%
2001                                                                              6.50%
2002                                                                              8.56%

Highest Quarterly
  Return:                     7.25 (2nd quarter 1995)
Lowest Quarterly
  Return:                    -4.47 (1st quarter 1996)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/02)

                                          LEHMAN
                                         BROTHERS
                                        AGGREGATE
                             THE FUND   BOND INDEX
Past 1 Year:                  8.56%       10.27%
Past 5 Years:                 6.35%        7.54%
Life of Fund:                 7.11%        7.30%
(since 5/17/93)
* Prior to May 1, 2001, the Diversified Bond Fund
  was named the Long-Term Bond Fund and had an
  objective of investing primarily in long-term
  fixed income securities. The Diversified Bond
  Fund has an objective of investing primarily in
  fixed income securities of varying maturities.

FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of each Fund.

                                                                INT'L     SMALL        LARGE      DIVERSIFIED
                                                                STOCK    COMPANY      COMPANY        BOND
                                                                 FUND   STOCK FUND   STOCK FUND      FUND
                                                                -----   ----------   ----------   -----------
SHAREHOLDER FEES (paid directly from your investment)
    Sales Charge (Load) on Purchases                             N/A        N/A          N/A           N/A
    Deferred Sales Charge (Load)                                 N/A        N/A          N/A           N/A
    Sales Charge (Load) on Reinvested Dividends                  N/A        N/A          N/A           N/A
    Redemption Fee                                               N/A        N/A          N/A           N/A
    Exchange Fee                                                 N/A        N/A          N/A           N/A
    Account Fee                                                  N/A        N/A          N/A           N/A
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund
 Assets)
    Management Fees                                             0.73%     0.60%        0.55%         0.45%
    Distribution (12b-1) Fees                                   0.25%     0.25%        0.25%         0.25%
    Other Expenses                                              0.27%     0.26%        0.25%         0.21%
                                                                -----     -----        -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.25%     1.11%        1.05%         0.91%

EXAMPLE

   This Example is meant to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                   INT'L      SMALL        LARGE      DIVERSIFIED
                                                                                   STOCK     COMPANY      COMPANY        BOND
                                                                                    FUND    STOCK FUND   STOCK FUND      FUND
                                                                                   ------   ----------   ----------   -----------
                1 year....................................................         $  127     $  113       $  107       $   93
                3 years...................................................         $  397     $  353       $  334       $  290
                5 years...................................................         $  686     $  612       $  579       $  504
                10 years..................................................         $1,511     $1,352       $1,283       $1,120

You would pay the same expenses if you did not redeem your shares.

INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS

     The investment objectives, strategies, and risks for each Fund appear below. As with all mutual funds, it is possible that a Fund could fail to achieve its objective.

CITISTREET INTERNATIONAL STOCK FUND

     Investment Objective. The International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

     Investment Strategies. The Fund invests in stocks of companies from at least five foreign countries.

      - The companies in which the Fund invests are generally large and well-established in their home country.

      -  The Fund invests primarily in countries with developed economies.

      - The Fund chooses companies that it expects to increase in value over the long-term.

      - The Fund invests, under normal circumstances, at least 80% of its investable assets in stock (or similar equity-related investments).

      -  The Fund currently uses three separate investment strategies.

        + One of the Fund's three subadvisers uses a "value" approach, which focuses on stocks that are undervalued by the market.

        + One of the Fund's subadvisers uses a "growth" approach, which focuses on companies that the subadviser expects to have significant growth and earnings over the long-term.

        + One of the Fund's subadvisers uses a "core" approach, which seeks to maintain a regional balance in investments similar to the Fund's benchmark index.

     Investment Risks.

      - The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

      - All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. corporations.

        + Adverse political or economic events in a foreign country could cause the price of a foreign company's stock to fall.

        + Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

        + Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign stocks.

CITISTREET SMALL COMPANY STOCK FUND

     Investment Objective. The Small Company Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.

     Investment Strategies. To achieve its objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in common stocks (or similar equity-related investments) of smaller companies.

      -  The Fund currently uses three separate investment strategies.

        + One of the Fund's three subadvisers uses a "value" approach, which focuses on stocks that the subadviser believes are undervalued by the market.

        + One of the Fund's subadvisers uses a "growth" approach, which focuses on small companies that the subadviser expects to have significant growth in earnings over the long term.

        + One of the Fund's subadvisers uses an "index" approach, with an objective of matching the performance of the Russell 2500 Index.

      - The Fund invests primarily in U.S. companies, but may also invest some of its assets in foreign companies as well.

      - The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of companies with a market value no greater than the largest company in the Russell 2500 Index (measured as of the date of investment). As of the latest revision to that index, the largest company in the index had a market capitalization of approximately $3.5 billion.

      -  The Fund may invest in stocks sold in initial public offerings
         ("IPOs").

     Investment Risks.

      - The prices of stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

      - The stock prices of small companies tend to fluctuate more than those of larger, more established companies.

      - Prices of stocks purchased in IPOs may fluctuate more than other stocks.

      - Foreign stocks are subject to the risks described above in connection with the International Stock Fund.

CITISTREET LARGE COMPANY STOCK FUND

     Investment Objective. The Large Company Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

     Investment Strategies. To achieve its objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in the stocks (or similar equity-related investments) of larger, well-established companies.

      -  The Fund currently uses three separate investment strategies.

        + One of the Fund's subadvisers uses a "value" approach, which focuses on stocks that the subadviser believes are undervalued by the market.

        + One of the Fund's subadvisers uses a "growth" approach, which focuses on companies that the subadviser expects to have above-average earnings growth.

        + One of the Fund's subadvisers uses an "index" approach, with the objective of matching the performance of the S&P 500 Index.

      - The Fund invests primarily in the stocks of U.S. companies, but may also invest some of its assets in the stocks of large, well-established foreign companies.

      - The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of companies with a market value no less than the smallest company in the S&P 500 Index (measured as of the date of investment). As of February 28, 2002, the smallest company in the S&P Index had a market capitalization of approximately $362 million.

     Investment Risks.

      - The prices of all stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

      - Investing in larger, well-established companies, such as the ones the Fund invests in, is usually less risky than investing in the stocks of smaller companies.

      - Foreign stocks are subject to the risks described above in connection with the International Stock Fund.

CITISTREET DIVERSIFIED BOND FUND

     Investment Objective. The Diversified Bond Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.

     Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its investable assets in the following types of bonds, which are listed in order of importance:

      -  Investment-grade corporate bonds.

        + Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations.

      -  U.S. government bonds, including:

        + Direct obligations of the United States Treasury (such as Treasury bonds and Treasury bills).

        + Bonds issued by agencies of the United States that the United States Treasury guarantees (such as bonds issued by the Farmers Home Administration and the Export-Import Bank).

        + Bonds issued by agencies and instrumentalities of the United States that are not guaranteed by the United States Treasury (such as bonds issued by Federal Land Banks or the Central Bank for Cooperatives).

      -  Foreign government bonds.

      - Mortgage-related securities (which provide an interest in a pool of home or commercial mortgages).

      - Asset-backed securities (which provide an interest in a pool of assets like trade receivables).

      - High-yield bonds (which are commonly known as "junk bonds," and which pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal). The Fund may invest up to 15% of its assets in these types of bonds.

      -  The Fund currently uses three separate investment strategies.

        + One of the Fund's three subadvisers invests primarily in U.S. investment-grade corporate bonds and U.S. government bonds.

        + One of the Fund's subadvisers invests primarily in U.S. investment-grade corporate bonds and U.S. government bonds, but may also invest up to 30% of assets allocated to it in non-dollar and high-yield bonds.

        + One of the Fund's subadvisers uses an "index" approach, with the objective of matching the performance of the Lehman Brothers Aggregate Bond Index.

     Investment Risks.

      -  The prices of bonds fluctuate depending upon interest rates.

        + As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

        + The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

        + In particular, the Fund's shares will usually decrease in value when interest rates increase.

      - Mortgage-related securities decrease in value when interest rates rise, but may not increase in value as much as other types of bonds when interest rates decline.

        + Mortgage borrowers often refinance if interest rates decline, which causes the value of the security to fall.

      -  Foreign bonds may pose greater risks than domestic bonds.

        + Adverse political or economic events in a foreign country could cause the price of a foreign bond to fall.

        + Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign bonds than is available for domestic bonds.

        + Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign bonds.

      - High-yield bonds have a greater risk of default than investment grade bonds. Default means the bond's issuer -- the company or country that issues the bond -- fails to make one or more interest payments, or fails to repay the principal. If an issuer defaults on a bond held by the Fund, the bond's value will decrease, possibly to near zero, and the Fund's net asset value and total return will decline.

        + The value of high-yield bonds may change drastically in response to economic events or in response to the financial health of the issuer. These price swings will affect the net asset value and total return of the Fund.

        + When the economy is performing poorly, more high-yield bonds may default than normal.

        +  High-yield bonds may not trade as often as higher quality bonds.

      - The Fund generally engages in active and frequent bond trading. Although brokerage expenses increase as turnover increases, the Fund believes that the benefits of more active trading exceed the additional costs.

TEMPORARY DEFENSIVE POSITIONS

     Each Fund may, at times, adopt a temporary defensive position in which the Fund invests a greater proportion of its assets than normal in cash or high quality bonds. A Fund would adopt such a defensive position in response to adverse market, economic, political, or other conditions, or to enable the Fund to take advantage of buying opportunities. If a Fund adopts a defensive position at an inappropriate time, the Fund's return may be lower than it otherwise would have been.

MANAGEMENT OF THE FUNDS

     The Company utilizes a Manager/Subadviser structure for advisory services.

      - The Manager has ultimate responsibility for all investment advisory services. It supervises the subadvisers, who make the day-to-day investment decisions for the Funds.

      - Each Fund currently has three subadvisers, one affiliated with Citigroup Inc., one affiliated with State Street Corporation, and one not affiliated with either company. Citigroup Inc. and State Street Corporation indirectly own the Manager. The Manager decides how to allocate each Fund's asset among its subadvisers.

      - Each Fund may change subadvisers or change the agreements with its subadvisers. Although we do not currently intend to do so, the Funds may change their current practice of having three subadvisers per Fund. The Fund can make many of these subadviser changes without shareholder approval. For example, the Fund can add subadvisers not affiliated with the Manager without shareholder approval, but the Fund will send you a notice within 90 days of such a change. If shareholder approval is required, the Fund will send you a proxy statement describing the proposed change.

     The following chart lists each Fund's current subadviser(s), the total investment advisory fees the Fund paid in 2002 as a percentage of the Fund's average net assets, and the maximum total advisory fees the Fund is permitted to pay, also as a percentage of average net assets.

                                                                                                   MAXIMUM
                                                                             TOTAL ADVISORY      PERMISSIBLE
          FUND                             SUBADVISER(S)                      FEES IN 2002       ADVISORY FEE
          ----                             -------------                     --------------      ------------
International Stock Fund      Bank of Ireland Asset Management (U.S.)             0.73%              0.80%
                                            Limited and
                                Citigroup Asset Management Limited
                                     and SSgA Funds Management
Small Company Stock Fund           TCW Investment Management and                  0.60%              1.05%
                              Travelers Investment Management Company
                                     and SSgA Funds Management
Large Company Stock Fund         Wellington Management Company and                0.55%              0.70%
                                   Smith Barney Fund Management
                                     and SSgA Funds Management
 Diversified Bond Fund           Western Asset Management Company                 0.45%              0.60%
                             and Salomon Brothers Asset Management and
                                       SSgA Funds Management

     Information about the Manager and about each of the Subadvisers appears below.

     CITISTREET FUNDS MANAGEMENT LLC (the "Manager") serves as the overall investment adviser to the Funds. The Manager is an indirect wholly-owned subsidiary of CitiStreet LLC, which is indirectly jointly owned 50% by Citigroup Inc. and 50% by State Street Corporation. The Manager retains consultants to assist it in monitoring and evaluating the performance of the subadvisers. The Manager's address is Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063.

     BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED ("BIAM") serves as subadviser for the International Stock Fund. It is an indirect wholly-owned subsidiary of Bank of Ireland, an Irish corporation. Its head offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. Its U.S. offices are at 75 Holly

Hill Lane, Greenwich, CT 06830. Bank of Ireland established its worldwide investment management operations, BIAM, in 1966 and currently manages over $ billion in global securities for a variety of clients in the United States and abroad. BIAM (U.S.) was established in 1987 to provide services to North American investors and opened its U.S. office in 1988. As of December 31, 2002, BIAM (U.S.) has over $ billion under management on behalf of its U.S. and Canadian clients. BIAM's Strategy Group makes all the investment decisions for the portion of the International Stock Fund managed by BIAM, and no person(s) is primarily responsible for making recommendations to that Group.

     CITIGROUP ASSET MANAGEMENT LIMITED ("CAML") serves as one of the subadvisers for the International Stock Fund. Its principal offices are at Citigroup Centre, Canda Square, Canary Wharf, London, England E14 5LB. CAML is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors. As of December 31, 2002, CAML's EAFE Equities Team managed approximately $ million. The following individual is responsible for the day-to-day management of the portion of the International Stock Fund managed by CAML:

     Michael P. McElroy is CAML's Head of Global Equity Investment and has been with CAML since 2000. Prior to 2000, he was Director of Quantitative Research and a Senior Portfolio Manager for Independent Investment Associates, Inc. He has had responsibility for the International Stock Fund since 2002.

     SALOMON BROTHERS ASSET MANAGEMENT INC. ("Salomon Brothers") serves as one of the subadvisers for the Diversified Bond Fund. Its corporate offices are at 388 Greenwich Street, New York, NY 10013. Salomon Brothers is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors, including mutual
funds. As of December 31, 2002, Salomon Brothers managed more than $     billion
of assets. The following individuals are responsible for the day-to-day management of the portion of the Fund managed by Salomon Brothers:

     Peter Wilby is a Managing Director of Salomon Brothers. He has had responsibility for the Diversified Bond Fund since 2001.

     David Torchia has been a Managing Director of Salomon Brothers since January 1999. Prior to that time, Mr. Torchia was a Director of Salomon Brothers. He has had responsibility for the Diversified Bond Fund since 2001.

     SMITH BARNEY FUND MANAGEMENT LLC ("Smith Barney") serves as one of the subadvisers for the Large Company Stock Fund. Its corporate offices are at 333 West 34th Street, New York, NY 10001. Smith Barney is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of
December 31, 2002, Smith Barney managed more than $     billion of money market
and mutual fund assets. The following individuals are responsible for the day-to-day management of the portion of the Large Company Stock Fund managed by Smith Barney:

     Tom Vandeventer and Alan Blake are both Investment Officers of Smith Barney and Managing Directors of Salomon Smith Barney Inc. They have had responsibility for the Large Company Stock Fund since 2002.

     SSGA FUNDS MANAGEMENT, INC. ("SSgA") serves as one of the subadvisers to the Large Company Stock Fund, Small Company Stock Fund, Diversified Bond Fund and the International Stock Fund. SSgA is located at Two International Place, Boston, Massachusetts 02110, and is an affiliate of State Street Bank and Trust Company and is an affiliate of the Manager. As of December 31, 2002,
SSgA had approximately $     billion in assets under management and is part of a
group of companies that manages approximately $     billion. SSgA uses a team
approach in the day-to-day management of its share of the Funds' assets.

     TCW INVESTMENT MANAGEMENT COMPANY ("TCW") serves as one of the subadvisers for Small Company Stock Fund. Its principal offices are at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW serves as investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 2002, TCW and its affiliates had approximately $ billion under management or committed for management in various fiduciary and advisory capacities. The following individual is responsible for the day-to-day management of the portion of the Fund managed by TCW:

     William Church has served as a portfolio manager for TCW and its predecessors since 1982. Mr. Church has had responsibility for the Small Company Stock Fund since 1997.

     TRAVELERS INVESTMENT MANAGEMENT COMPANY ("TIMCO") serves as one of the subadvisers for the Small Company Stock Fund. TIMCO's principal offices are at 100 First Stamford Place, Stamford, Connecticut 06902. TIMCO is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 2002, TIMCO managed approximately $5.3 billion. The following individual is responsible for the day-to-day management of the portion of the Small Company Stock Fund managed by TIMCO:

     Sandip Bhagat is the President and Chief Investment Officer of TIMCO.

     WELLINGTON MANAGEMENT COMPANY LLP ("Wellington Management") serves as one of the subadvisers for the Large Company Stock Fund. Its offices are at 75 State Street, Boston, MA 02109. It serves as an investment adviser to a variety of institutional investors, including mutual funds. As of December 31, 2002,
Wellington Management managed more than $     billion of assets. The following
individuals are responsible for the day-to-day management of the portion of the fund managed by Wellington Management:

     Doris Dwyer Chu is a Vice President and Portfolio Manager for Wellington Management. She joined Wellington Management in 1998. From 1985 through 1998, she worked at Gratham, Mayo, Van Otterloo & Co., most recently as Partner and Global Quantitative Portfolio Manager. She has had responsibility for the Large Company Stock Fund since 2000.

     Laurie A. Gabriel, CFA, is a Senior Vice President and managing partner of Wellington Management. She has been with Wellington Management since 1976 and she has had responsibility for the Large Company Stock Fund since 2000.

     WESTERN ASSET MANAGEMENT COMPANY ("Western") serves as one of the subadvisers for the Diversified Bond Fund. Its corporate offices are at 117 East Colorado Boulevard, Pasadena, CA 91105. Western serves as an investment adviser to a variety of individual and institutional investors, including mutual funds.
As of December 31, 2002, Western managed more than $     billion of assets. The
day-to-day management of the portion of the Diversified Bond Fund managed by Western is the responsibility of the Western Asset Investment Strategy Group.

PRICING, PURCHASE, AND REDEMPTION OF SHARES

PRICING OF SHARES

     The price of one share of each Fund is equal to that Fund's "net asset value" per share. The net asset value per share of each Fund equals:

      -  The sum of the value of all the securities held by that Fund.

        + We value stocks, options, and futures contracts based on market quotations.

        + We value bonds and other debt securities with remaining maturities of 60 days or more using an independent pricing service.

        + We value bonds and other debt securities with remaining maturities of less than 60 days based on an amortized cost basis.

        + We generally value a foreign security using the closing prices on the exchange on which the security trades (converted to U.S. dollars at the current rate we obtain from a recognized bank or dealer).

        + We value forward contracts at the current cost of covering or offsetting the contracts.

        + We value securities or assets without readily-available market quotations at fair value under our established procedures. We may also use fair value pricing if we determine that the market quotation is not reliable. For example, we may use fair value pricing for a foreign security if a significant event affecting its value occurs between the closing of the exchange and the time the Fund values its shares.

      -  Plus any cash or other assets the Fund holds.

      -  Minus all of the Fund's liabilities.

        + Liabilities include the Fund's expenses (such as the investment advisory fees), which we compute daily.

      -  Divided by the total number of shares outstanding of the Fund.

     We compute the net asset value of the shares of each Fund once each day that the New York Stock Exchange ("NYSE") is open for trading, as of the closing of regular trading on the NYSE, which is generally 4:00 p.m. New York City time.

PURCHASE OF SHARES

     We sell shares of the Funds at the first price set after we receive the purchase order. You pay no sales charge or sales load on the purchase of any shares.

REDEMPTION OF SHARES

     We redeem shares for cash, within 7 days of receipt of proper notice of redemption or sooner if required by law. We redeem the shares at the first price set after we receive a proper request for redemption. You pay no redemption charge. We may suspend the right to redeem shares or to receive payment if:

      -  the SEC tells us that trading on the NYSE is restricted;

      -  the NYSE is closed (other than customary weekend and holiday closings);

      - the SEC tells us that an emergency exists, so that we cannot readily sell a Fund's securities or compute a Fund's net asset value; or

      -  the SEC orders the suspension to protect shareholders of a Fund.

DISTRIBUTIONS

     Each Fund distributes substantially all of its net investment income, if any, and all of its net realized capital gains from selling securities. These distributions are automatically reinvested in additional shares of the Fund.

OTHER INFORMATION

CLASSES OF SHARES

     Each Fund currently offers two classes of shares, one of which, the R Shares, is offered by this prospectus. R Shares are available only in connection with investments under certain qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code) that require a fee from Fund assets to procure distribution and administration services to plan participants. The other class, I Shares, are offered only in connection with investments under variable annuity contracts, variable life insurance contracts, and certain qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code).

ADMINISTRATIVE SERVICES FEE

     The Manager receives an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of the Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the Shares. The Manager expects to use all or a significant portion of this fee to compensate retirement plan service providers for providing these services to plan participants.

DISTRIBUTION FEE

     Under a distribution and service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Shares may pay CitiStreet Equities LLC, the Funds' distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Funds. Under the terms of the plan, the Funds are authorized to make payments to CitiStreet Equities LLC for remittance to retirement plan service providers, brokers and other financial intermediaries, as compensation for distribution and shareholder services performed by such entities. Because 12b-1 fees are paid out of the Shares assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

FEDERAL INCOME TAXES

     The tax laws and regulations that apply to qualified retirement plans are complex and vary according to the type of plan and its terms and conditions. In many cases, qualified retirement plans enjoy a tax-advantaged status, so that participants in such a plan will not be taxed on their interests in the plan until they receive a distribution or payment from it. If you participate in a qualified retirement plan that invests in the Funds, you should consult a qualified tax adviser to learn about your specific tax situation.

MONITORING FOR POSSIBLE CONFLICT

     The Funds sell shares to fund variable annuity contracts, to fund variable life insurance contracts, and to qualified retirement plans. It is possible that the interests of variable life insurance policy owners, variable annuity contract owners, and participants in qualified retirement plans could conflict in a material way. The Funds will monitor the situation and, in the event that a material conflict did develop, would determine what action to take in response.

FINANCIAL HIGHLIGHTS

     The financial highlights table is meant to help you understand the Funds' financial performance since the R Shares commenced operations on October 1, 2002. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or loss on an investment in the Fund assuming reinvestment of all dividends and distributions. KPMG LLP has audited the information, and its report, along with the Funds' financial statements, appear in the Annual Report, which we will send you on request. To learn how to obtain the Annual Report and other information about the Funds, see the back cover.

                                                                     APPENDIX A
SUBADVISER PERFORMANCE IN OTHER ACCOUNTS

     The investment results on the opposite page below represent the historical performance of representative institutional accounts managed by each of the current subadvisers. These institutional accounts managed by each subadviser have substantially similar, but not identical, investment objectives, policies and strategies to those of the Fund managed by that subadviser.

     This subadviser performance information does not represent the performance of the Funds. For comparison purposes, we have also shown the actual performance of the Funds. You should understand that past performance, either of the subadviser or of the Fund, is not necessarily an indication of future performance.

     We have provided this information to illustrate the past performance of the subadvisers in managing substantially similar institutional accounts. We have shown the performance of the institutional accounts after deducting the estimated fees and expenses of the Funds. Each subadviser provided their composite investment performance information (without deduction or any fees and expenses). Each subadviser represented that the information includes performance for all fee-paying, discretionary institutional accounts that have substantially similar investment objectives, policies and strategies. CRA RogersCasey, Inc., a consultant to the Manager, then adjusted the performance information to reflect the following estimated expenses for the Fund: (1) the subadviser's fee based on 1/3 of the assets of the Fund as of 12/31/02, (2) the Manager's fee (which does not vary based on asset levels), (3) R Shares expenses of 0.35%, and (4) other expenses of the Fund during 2002. For the Small Company Stock Fund, rather than use actual subadviser performance for the index portion, CRA RogersCasey, Inc., used the index itself reduced for estimated fees and expenses because the subadviser does not have a long-term track record using the particular Russell index used by the Fund (although it has substantial experience with index strategies using other Russell indices).

     The institutional accounts used to calculate the performance information are not subject to the same types of expenses as the Funds and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Funds by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code of 1986. The performance results of the institutional accounts might have been lower if the institutional accounts had been regulated as investment companies under the federal tax and securities laws. In addition, differences in the methodologies used for institutional account performance and mutual fund performance could result in different performance data for identical time periods.

SUBADVISER PERFORMANCE (R SHARES)

                                                                                                     Fund
                                                               1 Year     3 Years     5 Years      Inception
                                                               ended       ended       ended        Through
                                                              12/31/02    12/31/02    12/31/02    12/31/02(6)
                                                              --------    --------    --------    -----------
Bank Of Ireland International Equity Composite..............
Citigroup Global Asset Mgmt EAFE Equity Composite (1).......
SSgA International Growth Opportunities Composite (2).......
Actual Performance of International Stock Fund..............

TCW (SG Cowen) Small Cap Composite..........................
TIMCO Small Capitalization Equity Composite.................
Russell 2500 Index (Fee Adjusted) (3).......................
Actual Performance of Small Company Stock Fund..............

Smith Barney Fund Management Large Cap Growth Equity
 Composite..................................................
SSgA S&P 500 Flagship Composite (1).........................
Actual Performance of Large Company Stock Fund (4)..........

Western Asset Management Core Composite.....................
Salomon Bros Asset Mgmt Enhanced Core Fixed Income Composite
 (2)........................................................
SSgA Bond Market Index Composite (1)........................
Actual Performance of Diversified Bond Fund (5).............

--------------------------------------------------------------------------------
(1) This subadviser performance information includes accounts that can invest a portion of their assets in securities from emerging market countries. The Funds currently do not invest in these securities. Although the performance of emerging markets securities varies from period to period, in general the performance of the institutional accounts would have been higher for most of the periods shown if the accounts had not invested in emerging markets securities.
(2) The performance information provided above is not the performance of SSgA Funds Management, Inc., but the performance of State Street Global Advisors, an affiliate of SSgA Funds Management, Inc. The portfolio manager for all funds and accounts is the same person who is a dual employee of both advisers and as a result, manages all clients, regardless of account type, in this strategy for both advisers.
(3) Because SSgA does not have a long-term composite track record for a Russell 2500 index strategy, the table shows the returns of the Russell 2500 less an assumed expense ratio of 0.52% (an estimate of the SSgA fee charged to the Fund and other Fund expenses).
(4) No performance is shown for Wellington Management, one of the subadvisers to the Large Company Stock Fund. Wellington Management does not include the Large Company Stock Fund in its Wellington Research Value Composite because the Fund cannot invest in affiliates of the Manager, including Citigroup Inc. and State Street Corporation.
(5) Prior to May 1, 2001, the Diversified Bond Fund was named the Long-Term Bond Fund and had an objective of investing primarily in long-term fixed income securities. The Diversified Bond Fund has an objective of investing primarily in fixed income securities of varying maturities.
(6) May 17, 1993.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

  WHERE TO OBTAIN ADDITIONAL INFORMATION

You can obtain additional information about CitiStreet Funds, Inc. free upon request, including the following:

The ANNUAL REPORT TO SHAREHOLDERS and SEMI-ANNUAL REPORT TO SHAREHOLDERS describe the Funds' performance and list what securities each Fund held during the last year or half year. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the last year.

The STATEMENT OF ADDITIONAL INFORMATION contains additional information about CitiStreet Funds, Inc. and about the Funds' investment strategies and policies. This prospectus incorporates the Statement of Additional Information by reference, which means that the Statement of Additional Information is legally considered a part of the prospectus.

To obtain these documents, or for other inquiries about CitiStreet Funds, Inc.:

-  Call 1-800-242-7884.

- Write to CitiStreet Funds, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063.

To request other information about CitiStreet Funds, Inc., or to make shareholder inquiries, please contact the Funds at the same address and phone number.

In addition, you may obtain access to text-only versions of these documents through the Securities and Exchange Commission:

- You may visit the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for more information.

- You may visit the Securities and Exchange Commission's Internet site at http://www.sec.gov.

- You may also obtain copies of these documents, upon payment of a duplication fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                         [THE CITISTREET FUNDS GRAPHIC]

                             CITISTREET FUNDS, INC.
                                    I SHARES
                                    R SHARES

                       CITISTREET LARGE COMPANY STOCK FUND
                       CITISTREET SMALL COMPANY STOCK FUND
                       CITISTREET INTERNATIONAL STOCK FUND
                        CITISTREET DIVERSIFIED BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2003

CitiStreet Funds, Inc. is a diversified open-end management investment company that is currently made up of four different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues a separate class of capital stock representing an interest in that Fund. The Funds have two classes of shares, I Shares and R Shares. The I Shares are available only through certain variable annuity contracts, variable life insurance contracts, and qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code). The R Shares are only available through certain qualified retirement plans (including arrangements under section 403(b) of the Internal Revenue Code).

This statement of additional information is not a prospectus. You should read it in conjunction with the CitiStreet Funds, Inc. prospectus dated May 1, 2003 for the applicable class, I Shares or R Shares. You may obtain the prospectus without charge by writing to CitiStreet Funds, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063, or by calling 1-800-242-7884. This statement of additional information incorporates portions of the accompanying Annual Report.

                             CitiStreet Funds, Inc.
                         Two Tower Center, P.O. Box 1063
                      East Brunswick, New Jersey 08816-1063
                            Telephone: (800) 242-7884

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INVESTMENT OBJECTIVES AND PROGRAMS......................................     4
       Equity Securities................................................     4
            Preferred Stocks, Convertible Securities, and Warrants......     4
            Depository Receipts.........................................     4
       Debt Securities..................................................     5
            Mortgage-Related Securities.................................     5
            Asset-Backed Securities.....................................     6
            Additional Types of High-Yield Debt Securities..............     6
      Options...........................................................     7
            Options on Equity Securities................................     8
            Options on Stock Indices....................................    10
            Options on Debt Securities..................................    13
            Options on Foreign Currencies...............................    15
      Futures Contracts.................................................    17
            Stock Index Futures Contracts...............................    17
            Interest Rate Futures Contracts.............................    18
            Foreign Currency Futures Contracts..........................    19
            Options on Futures Contracts................................    20
      Forward Foreign Currency Exchange Contracts.......................    21
      Short Sales Against the Box.......................................    23
      When-Issued and Delayed Delivery Securities.......................    23
      Lending of Portfolio Securities...................................    24
      Temporary Defensive Positions.....................................    24
      Money Market Instruments..........................................    24
      Ratings of Debt Securities........................................    26
      Ratings of Commercial Paper.......................................    29
INVESTMENT RESTRICTIONS.................................................    31

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


MANAGEMENT OF THE FUNDS.................................................    34
      The Company.......................................................    34
      Directors and Officers............................................    35
      Committees........................................................    37
      Director Compensation and Share Ownership.........................    38
      Investment Advisers...............................................    39
            Structure...................................................    39
            Control.....................................................    42
            Fees........................................................    44
      Other Service Providers...........................................    45
      Codes of Ethics...................................................    48
PORTFOLIO TRANSACTIONS..................................................    48
NET ASSET VALUE OF SHARES...............................................    53
PERFORMANCE INFORMATION.................................................    55
TAXES...................................................................    58
OWNERSHIP OF SHARES.....................................................    59
FINANCIAL STATEMENTS....................................................    59

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


                       INVESTMENT OBJECTIVES AND PROGRAMS

The investment objectives of the various Funds, their strategies for achieving those objectives, and the associated risks are described in the prospectus. This section supplements that description.

EQUITY SECURITIES

PREFERRED STOCKS, CONVERTIBLE SECURITIES, AND WARRANTS

Each Fund may invest in preferred stocks and convertible securities. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders but after debt holders. Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. In addition, each Fund may invest in warrants. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant (generally two or more years).

DEPOSITORY RECEIPTS

Each Fund may invest in foreign equity securities. In some cases, the Funds might not purchase securities on the principal market. For example, the Funds may purchase American Depository Receipts ("ADRs"). ADRs are registered receipts typically issued in the United States by a bank or trust company evidencing ownership of an underlying foreign security. The Funds may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment described in the prospectus, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, and may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Funds may likewise utilize European Depository Receipts ("EDRs"), which are similar instruments, in bearer form, designed for use in the European securities markets.

DEBT SECURITIES

MORTGAGE-RELATED SECURITIES

The Diversified Bond Fund may invest in mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). These securities

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


represent an interest in a pool of mortgages, such as 30-year and 15-year fixed mortgages and adjustable rate mortgages. For GNMA securities, the payment of principal and interest on the underlying mortgages is guaranteed by the full faith and credit of the U.S. government; for FNMA and FHLMC securities the payment of principal and interest is guaranteed by the issuing agency, but not the U.S. government. The guarantees, however, do not extend to the securities' value or yield, which like other fixed-income securities, are likely to fluctuate inversely with fluctuations in interest rates. Mortgage-backed securities have an investment characteristic that is not applicable to most other fixed-income securities. When interest rates fall appreciably, mortgage borrowers tend to refinance and prepay their mortgages, increasing the principal payments from the pool. The proceeds can then be reinvested, but only at lower rates. Thus, although the value of mortgage-backed securities will generally decrease in the same way as other bonds when interest rates are rising, their value may not increase as much when interest rates are falling.

The Fund may invest in mortgage-backed securities issued by private entities, such as commercial or mortgage banks, savings and loan associations, or broker-dealers, that meet the quality standards set forth above for corporate debt. The issuer's obligation may vary but often it is to "pass-through" the payments of principal and interest upon the mortgages in the pool. In some cases timely payment of principal and interest is guaranteed or insured by a third party, but in all cases, like any other fixed-income security, a default by the issuer could lead to a loss.

The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-backed securities that have been partitioned into several classes with a ranked priority with respect to payments on the underlying mortgages. The prepayment risks of certain CMOs are higher than that of other mortgage-backed securities because of this partitioning. In addition, certain CMOs have encountered liquidity problems in rising interest rate environments with consequent adverse effects on their market values.

ASSET-BACKED SECURITIES

The Diversified Bond Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). Asset-backed commercial paper, one type of asset-backed securities, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

ADDITIONAL TYPES OF HIGH-YIELD DEBT SECURITIES

In furtherance of its investment objectives, the Diversified Bond Fund may invest in the following specialized types of high-yield instruments. The Fund may invest up to 15% of its assets in high-yield debt securities, which may include those described below.

Zero Coupon Bonds. Zero coupon bonds do not pay interest for several years, and then pay full coupon interest until maturity. These bonds are sold at a substantial original issue discount equal to the missing interest payment compounded at the coupon rate. Zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, while giving the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds bear special risks beyond those ordinarily associated with high-yield securities. Because the bonds' cash flows are deferred and because the bonds often represent very subordinated debt, their prices are subject to more volatility than most other bonds and may be more greatly affected by interest rate changes.

Step-up Bonds. Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay a low initial interest rate for several years and then pay a higher rate until maturity. They are also issued at an original issue discount, and bear similar risks to those associated with zero coupon bonds, although generally to a lesser degree.

Pay-in-kind Bonds. Pay-in-kind ("PIK") bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Interest rate changes tend to affect the market prices of PIK bonds to a greater extent than securities that pay interest in cash.

Reset Bonds. The interest rate on reset bonds is adjusted periodically to a level which should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


raised, but the bonds have a low call premium, limiting the opportunity for capital gains by the Fund. Some resets have a maximum rate, generally 2.5% or 3% above the initial rate.

Increasing Rate Notes. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument, because the increasing rate provides an incentive for the issuer to refinance with longer-term debt. Thus, principal is likely to be repaid more quickly than with other types of high-yield securities, and it may not be possible for a Fund to reinvest the proceeds at the same rates.

OPTIONS

Each Fund may write (i.e., sell) options under certain limitations described below. In general, (1) any Fund may purchase and write (i.e., sell) put and call options on stocks or stock indices that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); (2) any Fund other than the Small Company Stock and the Large Company Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York; and (3) any Fund may purchase and write (i.e., sell) put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade. The Funds will only write covered options, as explained below. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options are primarily used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. Writing covered put options also involves the risk of not being able to effect closing transactions at favorable prices or losing part or all of the securities used for cover if the price of the underlying security falls below the exercise price. Purchasing put or call options involves the risk of losing the entire premium (i.e., purchase price of the option).

OPTIONS ON EQUITY SECURITIES

The Funds may purchase and write (i.e., sell) put and call options on equity securities that are traded on national securities exchanges or that are listed on the National Association of Securities

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


Dealers Automated Quotation System ("NASDAQ"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option. The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

A Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: (1) the Fund owns the security underlying the option; or
(2) the Fund has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration for which cash or liquid securities is held in a segregated account) upon conversion or exchange of other securities held in its portfolio; or (3) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash or liquid securities.

A Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: (1) the Fund holds in a segregated account cash or liquid securities of a value equal to the strike price; or (2) the Fund holds on a share-for-share basis a put on the same security as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price.

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) of which the put may be sold.

A Fund may purchase call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction," i.e., selling an option of the same series as the option previously purchased. A Fund may effect closing sale and purchase transactions. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guarantee that closing purchase or closing sale transactions can be effected.

A Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

OPTIONS ON STOCK INDICES

The Funds may purchase and sell (i.e., write) put and call options on stock indices traded on national securities exchanges or listed on NASDAQ. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. This amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

A Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. A call option is covered if the Fund follows


10
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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


the segregation requirements set forth in this paragraph. When a Fund writes a call option on a broadly based stock market index, the Fund will segregate or pledge to a broker as collateral for the option, cash or other liquid securities with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If at the close of business on any day the market value of such cash or liquid securities so segregated or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate or pledge an amount in cash or liquid securities equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, it will segregate or pledge to the broker as collateral cash or liquid securities equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the segregated cash or liquid securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (1) the Fund holds in a segregated account cash or liquid securities of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund may purchase put and call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted


                                                                              11
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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. No Fund will purchase or sell any index option contract unless and until, in the subadviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

Price movements in a Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be


12
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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON DEBT SECURITIES

The International Stock and the Diversified Bond Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities, except that, in the case of call options on U.S. Treasury bills, a Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the subadviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.


                                                                              13
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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


A Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid securities equivalent to the amount, if any, by which the put is in-the-money. Each Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

A Fund may purchase "protective puts" in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described in OPTIONS ON EQUITY SECURITIES, page 8.

A Fund may also purchase call options on debt securities for hedging or investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Funds will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.


14
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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


As explained in INVESTMENT RESTRICTIONS on page 31, no Fund may invest more than 10% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the Fund sells OTC options only to qualified dealers who agree that the Fund may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Funds' purchase and sale of exchange-traded options on debt securities will be subject to the risks described in OPTIONS ON EQUITY SECURITIES on page 8.

OPTIONS ON FOREIGN CURRENCIES

The Funds may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade to hedge against unfavorable changes in exchange rates and to facilitate transactions involving foreign securities. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which a Fund's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, a Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.


                                                                              15
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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


If, on the other hand, a subadviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A Fund's successful use of currency exchange options on foreign currencies depends upon the subadviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. A Fund's ability to establish and maintain positions will depend on market liquidity. The ability of a Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

FUTURES CONTRACTS

Each Fund may enter into futures contracts and options thereon under certain limitations described below. In general, (1) any Fund may buy and sell stock index futures contracts traded on a commodities exchange or board of trade and options thereon; (2) the International Stock and Diversified Bond Funds may buy and sell futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices and options thereon; and (3) any Fund may buy and sell futures contracts on foreign currencies or groups of foreign currencies and options thereon. The Funds use these instruments as a hedge against or to minimize adverse principal fluctuations or as an efficient means of adjusting their exposure to the market. Each Fund limits its use of futures contracts and

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


options thereon so that no more than 5% of the Fund's total assets will be committed to initial margin deposits or premiums on options. Furthermore, immediately after entering into such contracts or purchasing such options, no more than 30% of a Fund's total assets may be represented by such contracts and options (other than futures contracts and options thereon relating to money market instruments, such as Eurodollar futures and related options). These contracts and options entail certain risks, including (but not limited to) the following: (1) no assurance that futures contracts transactions can be offset at favorable prices; (2) possible reduction of the Fund's total return due to the use of hedging; (3) possible reduction in value of both the securities hedged and the hedging instrument; (4) possible lack of liquidity due to daily limits on price fluctuation or other factors; (5) an imperfect correlation between price movements in the contract and in the securities being hedged; and (6) potential losses in excess of the amount invested in the futures contracts themselves.

STOCK INDEX FUTURES CONTRACTS

To the extent permitted by applicable regulations, the Funds may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

A Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, a Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.


                                                                              17
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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


A Fund's successful use of stock index futures contracts depends upon the subadviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of a Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the Investment Company Act of 1940 are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Funds will use futures in a manner consistent with the terms of this exclusion.

INTEREST RATE FUTURES CONTRACTS

To the extent permitted by applicable regulations, the International Stock and Diversified Bond Funds may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The Funds will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

A Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. A Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. To the extent permitted by applicable federal regulations, a Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its fixed-income portfolio.

A Fund's successful use of interest rate futures contracts depends upon the subadviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to a Fund will


18
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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities a Fund intends to hedge or acquire and the interest rate futures contracts available to it, a Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described in STOCK INDEX FUTURES CONTRACTS on page 17.

FOREIGN CURRENCY FUTURES CONTRACTS

To the extent permitted by applicable regulations, a Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies. A Fund will engage in transactions in only those futures contracts and options thereon that are traded on a commodities exchange or a board of trade. See STOCK INDEX FUTURES CONTRACTS on page 17 for a general description of futures contracts. A Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. To the extent permitted by federal regulations, a Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in portfolio management.

The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. A Fund's successful use of foreign currency futures contracts depends upon the subadviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed more fully under OPTIONS ON FOREIGN CURRENCIES on page 15 and STOCK INDEX FUTURES CONTRACTS on page 17.

OPTIONS ON FUTURES CONTRACTS

The Funds may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the

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                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Funds intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If a Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To facilitate the purchase and sale of foreign securities and to manage foreign exchange risk, each of the Funds may enter into forward contracts to purchase or sell foreign currencies. Although such instruments may reduce the risk of loss due to a decline in the value of the currency that is sold, they also limit any possible gain that might result should the currency increase. Similarly, although such instruments are used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will be accurately predicted, thus adversely affecting the Fund's total return.

The Funds may enter into forward foreign currency exchange contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. The Funds will use forward foreign currency exchange contracts strictly for hedging purposes and to facilitate the purchase and sale of foreign securities.

Additionally, when a subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. No Fund will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important that the subadvisers have the flexibility to enter into such forward contracts when it is determined that the best interests of the Funds will thereby be served. A Fund will place cash or liquid, high-grade equity or debt securities into a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

The Funds generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Funds' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

SHORT SALES AGAINST THE BOX

The Funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash or U.S. government securities in an amount equal to such consideration must be put in a segregated account.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis (i.e., when delivery and payment take place later than the normal settlement period after the date of the transaction). A Fund will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Fund will maintain in a segregated account cash, U.S. government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from then available cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition it could, as with the disposition of any other Fund security, incur a gain or loss due to market fluctuations. No when-issued commitments will be made if, as a result, more than 15% of the Fund's net assets would be so committed.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Fund may, as a fundamental policy, lend securities with a value of up to 33% of its total assets to unaffiliated broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Although the risks of lending portfolio securities are believed to be slight, as with other extensions of secured credit, such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed to be of

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


good standing and will not be made unless the consideration to be earned from such loans would justify the risk.

TEMPORARY DEFENSIVE POSITIONS

As discussed in the prospectus, each Fund may, at times, adopt a temporary defensive position. In such instances, the Fund may invest a greater proportion of its assets than normal in money market instruments, which are described below, and in investment-grade short-term debt instruments.

MONEY MARKET INSTRUMENTS

Bank Obligations. Bank obligations include certificates of deposit, bankers' acceptances, and time deposits of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, foreign offices of foreign banks, savings and loan associations, or savings banks. Certificates of deposit are certificates evidencing the indebtedness of a bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits in a bank for a fixed period of time. Certificates of deposit include both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are dollars deposited in banks outside the United States.

Commercial Paper. Commercial paper is a high-quality short-term promissory note of a large corporation issued to finance its current obligations. The Funds may invest in commercial paper which at the time of the investment is (1) rated in the two highest categories by Moody's (Prime-1 and Prime-2) or by S&P (A-1 and A-2), or (2) unrated but determined by the subadviser to be of comparable quality.

Repurchase Agreements. When a Fund purchases money market securities, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money is invested in the security, and is

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


not related to the coupon rate of the purchase security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into repurchase agreements unless the agreement is fully collateralized (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the loan including interest). The Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, the Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, the Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with banks, which agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price and date, which reflect a rate of interest paid for the use of the money for the period. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize a return from the use of the proceeds equal to or greater than the interest required to be paid. Opportunities to achieve this advantage may not always be available, and the Funds intend only to use the reverse repurchase technique when it appears to be to their advantage to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Fund's securities. The Fund will maintain in a separate account securities of the Fund that have a value equal to or greater than the Fund's commitments under reverse repurchase agreements. The value of the securities subject to reverse purchase agreements will not exceed 10% of the value of the Fund's total assets.

RATINGS OF DEBT SECURITIES

Investment-grade bonds are debt securities that have been rated investment grade by a nationally recognized statistical rating organization ("NRSRO"), e.g., corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or at least BBB by Standard & Poor's Corporation ("S&P") at the time of purchase. Investment-grade bonds also include unrated debt securities

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


that a Fund's subadviser determines to be of comparable quality. High-yield debt (also know as "junk bonds") are, in contrast, generally rated below investment grade by NRSROs -- for example, ratings of Ba or lower by Moody's or of BB or lower by S&P. High-yield debt also includes unrated debt securities that a Fund's subadvisers determines to be of comparable quality.

A description of Moody's and S&P's ratings follows.

Moody's Investors Service, Inc.

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A - Bonds rated A possess many favorable investment attributes and are generally considered as upper medium grade obligations.

Baa - Bonds rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION

the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

A Standard & Poor's Corporation (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations:

  - Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

  -   Nature of and provisions of the obligation; and

  - Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


interest and repay principal for bonds in this category than for bonds in the higher rated categories.

BB, B, CCC, CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. As discussed in greater detail below, while such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. C - The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid. D - Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

RATINGS OF COMMERCIAL PAPER

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


Moody's Investors Service, Inc.

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Corporation

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


                             INVESTMENT RESTRICTIONS

Certain investment restrictions are fundamental to the operations of CitiStreet Funds, Inc. and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund, or if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

As a result of these restrictions, none of the Funds will:

1. Buy or sell real estate, although the Funds may buy and sell securities that are secured by real estate, securities of real estate investment trusts and of other issuers that engage in real estate operations, mortgage-backed securities, mortgage participations, or other instruments supported or secured by interests in real estate.

2. Buy or sell commodities or commodity contracts, except that the Funds may purchase and sell futures contracts and related options.

3. Borrow money, except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Reverse repurchase agreements are not considered borrowing for purposes of this restriction.

4. Issue senior securities, except as permitted under the Investment Company Act of 1940 and rules thereunder or by SEC order, SEC release, no-action letter, or similar relief or interpretations. Collateral arrangements entered into by a Fund with respect to futures contracts or options and the writing of options are not deemed to be the issuance of a senior security.

5. Lend money, except (a) that loans of up to 10% of the value of each Fund may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock; and (b) each Fund may lend money to another Fund or other affiliated investment company as permitted under the Investment Company Act of 1940 and rules thereunder

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


      or by SEC order, SEC release, no-action letter, or similar relief or interpretations. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be 'loans' for this purpose and may be entered into or purchased by a Fund in accordance with its investment objectives and policies.

6. Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Fund securities and with loans that a Fund may make pursuant to item 5 above.

7. Purchase securities of a company in any industry if, as a result of the purchase, a Fund's holdings of securities issued by companies in that industry would exceed 25% of the value of the Fund, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry.

The following restrictions are non-fundamental investment policies, which means that the Board of Directors may change them without shareholder approval:

      No Fund will acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition, or reorganization.

      No Fund will make make a short sale of securities or maintain a short position, except that the International Stock Fund, the Small Company Stock Fund, and the Large Company Stock Fund may make short sales against-the-box. Collateral arrangements entered into by the Funds with respect to futures contracts and related options and the writing of options are not deemed to be short sales.

The Board of Directors has adopted the following non-fundamental investment policies: (1) the CitiStreet International Stock Fund will invest, under normal circumstances, at least 80% of the value of its assets in stock (or similar equity-related investments); (2) the CitiStreet Small Company Stock Fund will invest, under normal circumstances, at least 80% of the value of its

                                                         CITISTREET FUNDS, INC.
                                            STATEMENT OF ADDITIONAL INFORMATION


assets in stock of small companies (or similar equity-related investments); (3) the CitiStreet Large Company Stock Fund will invest, under normal circumstances, at least 80% of the value of its assets in stock of large companies (or similar equity-related investments); and (4) the CitiStreet Diversified Bond Fund will invest, under normal circumstances, at least 80% of the value of its assets in bonds and other fixed income instruments. The Board of Directors may change these policies without shareholder approval, but, if it does, it will provide notice to shareholders of the affected Fund(s) at least 60 days prior to any change in accordance with applicable SEC requirements.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS

THE COMPANY

CitiStreet Funds, Inc., formerly American Odyssey Funds, Inc. (the "Company") was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end diversified management investment company, commonly known as a "mutual fund." It is currently made up of four different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues two separate classes of capital stock. Thus, the Company issues the following classes of capital stock: (1) CitiStreet Large Company Stock Fund I Shares; (2) CitiStreet Small Company Stock Fund I Shares; (3) CitiStreet International Stock Fund I Shares; (4) CitiStreet Diversified Bond Fund I Shares; (5) CitiStreet Large Company Stock Fund R Shares; (6) CitiStreet Small Company Stock Fund R Shares;
(7) CitiStreet International Stock Fund R Shares; and (8) CitiStreet Diversified Bond Fund R Shares. Each share of capital stock issued with respect to a Fund has no interest in the assets of any other Fund. Each Fund bears its own liabilities and also its proportionate share of the general liabilities of the Company. Each class of shares of each Fund represents an interest in the same assets of the Fund and is identical in all respects except that: each class is subject to differing expenses based on differing service or distribution arrangements and fees; each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its service or distribution arrangements; and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund and/or by each class. Pursuant to current SEC requirements and staff interpretations, insurance companies will vote Fund shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by an insurance company in its general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received by that company. Under state insurance law and federal regulations, there are certain circumstances under which the insurance companies may disregard such voting instructions. If voting instructions are ever ignored, the insurance companies will so

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

advise contract owners in the next semiannual report. The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law.

The Company is responsible for the payment of certain fees and expenses including, among others, the following: (1) management and investment advisory and subadvisory fees; (2) the fees of non-interested directors; (3) the fees of the Funds' custodian; (4) the fees of the Company's legal counsel and independent accountants; (5) brokerage commissions incurred in connection with fund transactions; (6) all taxes and charges of governmental agencies; (7) the reimbursement of organizational expenses; and (8) expenses of printing and mailing prospectuses and other expenses related to shareholder communications.

DIRECTORS AND OFFICERS

The affairs of the Company are managed under the direction of its Board of Directors. The Company utilizes a Manager/Subadviser structure for advisory services. The Directors decide upon matters of general policy and review the actions of the Company's investment manager and subadvisers. Pursuant to an order issued by the Securities and Exchange Commission, the Company's Board of Directors may change or add subadvisers, or amend existing subadvisory agreements in certain respects, without shareholder approval. For further information, see INVESTMENT ADVISERS, page 40.

The following tables list the Company's directors and officers; their address and age; their position with the Company; the length of time holding that position with the Company; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

INTERESTED DIRECTORS

                                         Term of                                    Number of
                                        Office and                                Portfolios in         Other
                           Position(s)  Length of                                  Fund Complex     Directorships
                            Held with      Time       Principal Occupation(s)      Overseen by         Held by
  Name, Address, and Age      Fund       Served**       During Past 5 Years          Director         Director
  ----------------------      ----       --------       -------------------          --------         --------
Robert C. Dughi*            Chairman      9 years     Chairman of the Board             Four             None
Two Tower Center             of the                   and Chief Executive
East Brunswick, NJ 08816      Board                   Officer, CitiStreet
Age:  54                                              Retirement Services LLC
                                                      and various affiliates.
                                                      Also, Chairman of the
                                                      Board and President of
                                                      CitiStreet Financial
                                                      Services LLC and the
                                                      Manager.

Raymond Martin*              Director   2-1/2 years   Vice President,                   Four             None
3 Pine Hill Dr.                                       CitiStreet LLC. Also,
Batterymarch Park III                                 President of CitiStreet
JMB4                                                  Advisors LLC and various
Quincy, MA  02169                                     affiliates; Principal,
Age:  38                                              State Street Capital
                                                      Markets; and Financial
                                                      Services Executive, State
                                                      Street - Retirement
                                                      Investment Services
                                                      Division. Prior to 1997,
                                                      Partner of Ayco Company
                                                      (financial planning).

INDEPENDENT DIRECTORS

Linda Walker Bynoe           Director     9 years     President and Chief               Four           Director,
c/o CitiStreet                                        Executive Officer,                               Angelo &
Two Tower Center                                      Telemat, Ltd.                                    Maxie's,
East Brunswick, NJ  08816                             (consulting).                                      Inc.;
Age:  45                                                                                               Director,
                                                                                                      Dynegy Inc.

Jane DiRenzo Pigott          Director     9 years     Since March 2003,                 Four             None
c/o CitiStreet                                        Co-CEO, Fuse3 Group LLC
Two Tower Center                                      (business consulting);
East Brunswick, NJ  08816                             prior to February 2002;
Age:  45                                              Partner, Environmental
                                                      Law Department, Winston
                                                      & Strawn (law firm).

John G. Beam, Jr.            Director     9 years     Chairman of the Board,            Four             None
c/o CitiStreet                                        Acordia of Kentucky,
Two Tower Center                                      Inc. (insurance). Prior
East Brunswick, NJ  08816                             to 1998, Chairman of the
Age:  55                                              Board, Harris & Harris
                                                      of Kentucky, Inc.
                                                      (insurance).

Nicholas D. Yatrakis         Director     9 years     Physician in private              Four             None
c/o CitiStreet                                        practice.
Two Tower Center
East Brunswick, NJ  08816
Age:  55

Steven I. Weinstein          Director     9 years     Vice President and                Four             None
c/o CitiStreet                                        Deputy General Counsel,
Two Tower Center                                      Foster Wheeler Ltd.
East Brunswick, NJ  08816                             (construction),*** May
Age:  57                                              2000 to current; Deputy
                                                      General Counsel, Foster
                                                      Wheeler Corporation
                                                      (construction), May 1996
                                                      to May 2000.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

                                          Term of                                     Number of
                                        Office and                                  Portfolios in       Other
                           Position(s)   Length of                                  Fund Complex     Directorships
                            Held with       Time       Principal Occupation(s)      Overseen by         Held by
  Name, Address, and Age      Fund        Served**       During Past 5 Years          Director         Director
  ----------------------      ----        --------       -------------------          --------         --------
Paul S. Feinberg           President      9 years     Executive Vice President          Four             None
Two Tower Center                                      and General Counsel,
East Brunswick, NJ                                    CitiStreet Retirement
08816                                                 Services LLC.  Also,
Age:  59                                              Executive Vice President
                                                      and General Counsel of
                                                      CFS, the Manager and
                                                      various affiliates.

William Valentine          Executive    2-1/2 years   Executive Vice                    Four             None
Two Tower Center              Vice                    President, Chief
East Brunswick, NJ         President                  Financial Officer, and
08816                         and                     Treasurer, CitiStreet
Age:  45                   Treasurer                  Retirement Services LLC.
                                                      Also, Senior Vice
                                                      President, Chief Financial
                                                      Officer and Treasurer of
                                                      CFS, the Manager and
                                                      various affiliates. Prior
                                                      to June 2000, Americas
                                                      Operations and Technology
                                                      Head, Citibank The Private
                                                      Bank.

Lori M. Renzulli           Secretary      5 years     Assistant Counsel,                Four             None
Two Tower Center                                      CitiStreet Retirement
East Brunswick, NJ                                    Services LLC and various
08816                                                 affiliates.
Age:  36

   * Mr. Dughi and Mr. Martin are "interested" directors as that term is defined under the Investment Company Act of 1940 because they are officers and/or directors of the Company's investment adviser and its affiliates. The other directors are referred to as "independent directors" because they are not "interested" directors as that term is defined under the Investment Company Act of 1940.

 ** There is no set term of office for the Company's directors and officers. The table lists the number of years the person has served the Company in the listed capacity.

*** Wellington Management Company, LLP, one of the subadvisers to the Large Company Stock Fund, manages accounts that, in the aggregate owned more than 5% of the outstanding common stock of Foster Wheeler Ltd. as of December 31, 2002. Wellington Management Company, LLP is not the owner of record of such shares and disclaims any pecuniary interest (as such term is defined in Rule 16a-1(a) promulgated under the 1934 Act) in such shares.

COMMITTEES

The Board of Directors has established two standing committees in connection with the governance of the Company, the Audit Committee and the Governance Committee.

The Audit Committee consists of all of the Independent Directors. The purposes of the Audit Committee are to oversee the Company's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Company's financial statements and the independent audit thereof; and to act as a liaison between the Company's independent auditor and the full Board of Directors. The function of the Audit Committee is oversight; it is Management's responsibility to maintain appropriate systems for accounting and internal control,

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

and the auditor's responsibility to plan and carryout a proper audit. The Audit Committee met _______ during the fiscal year ended December 31, 2002.

The Governance Committee consists of all of the Independent Directors. The Governance Committee is responsible for making nominations for new independent directors, periodically reviewing the continued independence of the current Independent Directors, periodically reviewing Director compensation and other corporate governance issues. This Committee does not normally consider Director candidates proposed by shareholders. The Governance Committee met _______ during the fiscal year ended December 31, 2002.

DIRECTOR COMPENSATION AND SHARE OWNERSHIP

The chart below lists the compensation paid to Directors during the year 2002. The CitiStreet Funds are the only funds in their fund complex, so the compensation shown in the columns of the chart are the same.

                                             AGGREGATE COMPENSATION              TOTAL COMPENSATION FROM
                                                  FROM COMPANY                       COMPANY AND FUND
    NAME OF DIRECTOR                               DURING 2002                      COMPLEX DURING 2002
    ----------------                               -----------                      -------------------
    Robert C. Dughi                                     $0                                  $0
    Raymond Martin                                      $0                                  $0
    Linda Walker Bynoe                               $_______                            $_______
    Steven I. Weinstein                              $_______                            $_______
    Jane DiRenzo Pigott                              $_______                            $_______
    John G. Beam, Jr.                                $_______                            $_______
    Nicholas D. Yatrakis                             $_______                            $_______

Fund shares are available only through certain variable life insurance contracts, variable annuity contracts and qualified plans. Fund shares are not available for sale to the general public. As of December 31, 2002, none of the Directors owned any shares in any of the Funds.

Directors do not receive any form of deferred or retirement benefits. None of the compensated directors are members of a board of any mutual fund other than CitiStreet Funds, Inc.

As of December 31, 2002, the directors and officers owned in the aggregate less than 1% of the outstanding shares of each Fund.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

As of December 31, 2002, none of the Independent Directors nor any of their immediate family members owned any securities issued by the Company's investment adviser (including subadvisers) or its principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser (including subadviser) or principal underwriter of the Funds.

INVESTMENT ADVISERS

STRUCTURE

The Company utilizes a Manager/Subadviser structure for advisory services. CitiStreet Funds Management LLC (the "Manager") serves as the overall investment adviser to the Company. The subadvisers perform the actual day-to-day management of the Funds. The Manager monitors the performance of the subadvisers and will recommend changes to the Board of Directors if warranted. For those Funds with more than one subadviser, the Manager allocates the Fund's assets between or among the Fund's subadvisers.

The Company has obtained an order from the Securities and Exchange Commission that permits the Board of Directors to change subadvisers, hire additional subadvisers, or amend existing subadvisory agreements without shareholder approval. The new or amended subadvisory agreements may have different fee structures or rates than the current agreements, subject to the following maximum annual rates expressed as a percentage of average daily net assets:
International Stock Fund, 0.55%; Small Company Stock Fund, 0.80%; Large Company Stock Fund, 0.45%; Diversified Bond Fund, 0.35%. These fees are in addition to the fee paid to the Manager, which is equal to an annual rate of 0.25% of each Fund's average daily net assets. The Board of Directors will approve a Fund's new or amended subadvisory agreement only if the Board determines that doing so is in the best interests of the Fund and its shareholders. In particular, the Board will not approve a new or amended subadvisory agreement that pays a subadvisory fee within these maximums but higher than the Fund currently pays unless the Board determines that the new or amended subadvisory agreement is in the best interest of the Fund and its shareholders. Any subadvisory agreement that would pay a subadvisory fee higher than these maximum rates would require shareholder approval in addition to the Board's approval.

In the event the Board of Directors approves the hiring of a new subadviser for a Fund without shareholder approval, the Company will, within ninety days of the effective date of the subadvisory agreement, send all of that Fund's shareholders an informational statement informing

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

them of the changes. The statement will include information about any changes caused by the addition of the new subadviser, including any applicable changes in fees.

Pursuant to the order obtained from the Securities and Exchange Commission granting the Board of Directors authority to enter into subadvisory agreements without shareholder approval, the Company and the Manager have agreed to comply with the following conditions:

1. Before any Fund may rely on the order requested in the application, the operation of the Fund in the manner described in the application will be approved by a majority vote of persons having voting rights with respect to the Fund or, in the case of a new Fund whose prospectus contains the disclosure contemplated by condition 2 below, by the sole initial shareholder(s) before offering shares of such Fund to the public.

2. Any Fund relying on the requested relief will disclose in its prospectus the existence, substance, and effect of any order granted pursuant to the application. In addition, any such Fund will hold itself out to the public as employing the "manager/subadviser" structure described in the application. The prospectus will prominently disclose that the Manager has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

3. The Manager will provide management and administrative services to the Company and, subject to the review and approval by the Board, will: (i) set each Fund's overall investment strategies; (ii) evaluate, select, and recommend subadvisers to manage all or part of a Fund's assets;
         (iii) allocate and, when appropriate, reallocate each Fund's assets among subadvisers; (iv) monitor and evaluate subadviser performance; and (v) oversee subadviser compliance with the applicable Fund's investment objective, policies and restrictions.

4. A majority of the Board will be persons who are not "interested persons" (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be placed within the discretion of the then existing Independent Directors.

5. The Company will not enter into a subadvisory agreement with any subadviser that is an "affiliated person" of the Fund (as defined in section 2(a)(3) of the Investment Company Act of 1940, as amended) ("Affiliated Subadviser") other than by reason of serving as

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         subadviser to one or more Funds without such subadvisory agreement, including the compensation to be paid thereunder, being approved by the persons having voting rights with respect to the applicable Fund.

6. When a subadviser change is proposed for a Fund with an Affiliated Subadviser, the Board, including a majority of the Independent Directors, will make a separate finding, reflected in the Board minutes, that such change is in the best interests of the applicable Fund and persons having voting rights with respect to that Fund and that such change does not involve a conflict of interest from which the Manager or the Affiliated Subadviser derives an inappropriate advantage.

7. No director, trustee, or officer of the Company or the Manager will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by any such director, trustee or officer) any interest in a subadviser except for ownership of (i) interests in the Manager or any entity that controls, is controlled by, or is under common control with the Manager, or (ii) less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or an entity that controls, is controlled by, or is under common control with a subadviser.

8. Within 90 days of the hiring of any new subadviser, the Manager will furnish persons having voting rights with respect to the appropriate Fund with all information about the new subadviser or subadvisory agreement that would be included in a proxy statement. Such information will include any changes caused by the addition of the new subadviser. To meet this condition, the Manager will provide persons having voting rights with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934.

The management agreement and all of the subadvisory agreements were last approved by the Board of Directors, including all the Independent Directors, on May 8, 2002. In approving the agreements, the Board considered primarily the nature and quality of the services provided and the overall fairness of the agreements to the Funds (including the fees). Information about the Manager and the subadvisers was provided to the Board in connection with the renewal. In addition, at each periodic Board meeting during the year, the Manager and the subadvisers provide information to the Board relevant to the approval of advisory agreements, including performance updates.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

With respect to the nature and quality of the services provided, the Board considered the performance of each Fund (including performance of each individual subadviser) and compared that information to returns of benchmark indices and relevant peer groups of mutual funds managed by other advisers. Performance information was provided for a variety of time periods, including short-term performance as well as long-term performance. The Board also considered the Manager's experience in supervising subadvisers, including its use of an independent consultant to assist it. The Board also considered the investment personnel and investment approach of the subadvisers, for which detailed presentations were made by the subadvisers during the course of the previous year. The Board also considered the compliance records of the Manager and the subadvisers.

With respect to overall fairness, the Board considered the fee arrangements of the Funds and compared those with expense ratio information for peer groups of mutual funds provided from an independent source. The Board concluded that the management and subadvisory agreements, including the fees, were reasonable.

CONTROL

The Manager is a wholly-owned subsidiary of CitiStreet Holdings LLC, which is a wholly-owned subsidiary of CitiStreet LLC, which is jointly owned, 50% by State Street Bank and Trust Company and 50% by Keeper Holdings LLC. State Street Bank and Trust Company is a wholly-owned subsidiary of State Street Corporation. Keeper Holdings LLC is owned 81.1% by Plaza LLC, which is a wholly-owned subsidiary of The Travelers Insurance Company, which is a wholly-owned subsidiary of Citigroup Insurance Holding Corporation, which is a wholly-owned subsidiary of PFS Services, Inc., which is a wholly-owned subsidiary of Associated Madison Companies Inc., which is a wholly-owned subsidiary of Citigroup Inc. The remaining 18.9% of Keeper Holdings LLC is owned by SSB Keeper Holdings LLC, which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Bank of Ireland Asset Management (U.S.) Limited, one of the subadvisers to the International Stock Fund, is a wholly-owned subsidiary of Bank of Ireland Group PLC, a publicly-traded company.

Citigroup Asset Management Limited ("CAM") is one of the subadvisers to the International Stock Fund. CAM is a wholly-owned subsidiary of Salomon International LLC, which is a wholly-owned subsidiary of Solomon Brothers Holdings, Inc., which is a wholly-owned

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Salomon Brothers Asset Management Inc., one of the subadvisers to the Diversified Bond Fund, is a wholly-owned subsidiary of Salomon Brothers Holding Company, Inc., which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Smith Barney Fund Management LLC ("Smith Barney") is one of the subadvisers to the Large Company Stock Fund. Salomon Smith Barney Holdings Inc. is the sole member of Smith Barney. Salomon Smith Barney Holdings Inc. is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

SSgA Funds Management, Inc. ("SSgA"), one of the subadvisers to each of the Funds, is a wholly-owned subsidiary of State Street Corporation, a publicly-traded corporation.

TCW Investment Management Company, one of the subadvisers to the Small Company Stock Fund, is a wholly-owned subsidiary of The TCW Group, Inc., which is a wholly-owned subsidiary of Societe Generale Asset Management S.A., a wholly-owned subsidiary of Societe Generale, S.A., an international commercial and investment bank headquartered in France.

Travelers Investment Management Company ("TIMCO") is one of the subadvisers to the Small Company Stock Fund. TIMCO is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly traded company.

Wellington Management Company, LLP, one of the subadvisers to the Large Company Stock Fund, is a limited liability partnership.

Western Asset Management Company, one of the subadvisers to the Diversified Bond Fund, is a wholly-owned subsidiary of Legg Mason, Inc.

FEES

Each Fund pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate of 0.25% of the Fund's average net assets. Each Fund pays its respective subadviser(s) directly, at the rates described below. Prior to May 1, 1998, the Manager paid each of the subadvisers out of the fees it received from the Funds. The Manager's fees (prior to any

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

adjustment for the expense limitation agreement) at that time were equal to an annual rate of the amount the Manager paid each subadviser plus 0.25% of each Fund's average daily net assets. Thus, prior to May 1, 1998, the Manager's net fee for each Fund, after paying the subadviser(s) for that Fund, but prior to any adjustment for the expense limitation agreement, was 0.25% of that Fund's average net assets.

Each Fund pays its subadviser (or, for any Fund with more than one subadviser, each of its subadvisers) a fee that is computed daily and paid monthly at the annual rates specified below based on the value of the Fund's average daily net assets allocated to that subadviser. Thus, for a Fund with one subadviser, the subadviser's fee is based upon the average daily net assets of the entire Fund; for a Fund with more than one subadviser, the subadviser's fee is based upon the average daily net assets actually allocated to that subadviser.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

FUND & SUBADVISER                                           SUBADVISER'S FEE
-----------------                                           ----------------
International Stock Fund

  -      Bank of Ireland Asset Management (U.S.) Limited    0.45% for first $50 million in assets,
                                                            plus 0.40% for next $50 million in assets,
                                                            plus 0.30% for assets over $100 million

  -      Citigroup Asset Management Limited                 0.55% for first $50 million in assets,
                                                            plus 0.50% for next $50 million in assets,
                                                            plus 0.45% for assets over $100 million

  -      SSgA Funds Management, Inc.                        0.55% for first $50 million in assets,
                                                            plus 0.50% for next $50 million in assets,
                                                            plus 0.45% for assets over $100 million


Small Company Stock Fund

  -      TCW Investment Management Company                  0.50% for first $50 million in assets,
                                                            plus 0.45% for next $50 million in assets,
                                                            plus 0.40% for assets over $100 million

  -      Travelers Investment Management Company            0.50% of assets

  -      SSgA Funds Management, Inc.                        0.08% for first $50 million in assets,
                                                            plus 0.06% for next $50 million in assets,
                                                            plus 0.04% for assets over $100 million
                                                            (minimum $50,000 on annualized basis)

Large Company Stock Fund

  -      Wellington Management Company, LLP                 0.45% of assets

  -      Smith Barney Fund Management LLC                   0.45% for first $45 million in assets,
                                                            plus 0.35% for assets over $45 million

  -      SSgA Funds Management, Inc.                        0.05% for first $50 million in assets,
                                                            plus 0.04% for next $50 million in assets,
                                                            plus 0.02% for assets over $100 million
                                                            (minimum $50,000 on annualized basis)

Diversified Bond Fund

  -      Western Asset Management Company                   0.25% for first $250 million in assets,
                                                            plus 0.15% for assets over $250 million

  -      Salomon Brothers Asset Management Inc.             0.35% for first $50 million in assets,
                                                            plus 0.30% for next $50 million in assets,
                                                            plus 0.25% for assets over $100 million

  -      SSgA Funds Management, Inc.                        0.05% of assets

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                          FEES PAID BY FUNDS TO MANAGER

                             FUND                                     2000             2001              2002
                             ----                                     ----             ----              ----
International Stock Fund                                            $901,914         $809,553
Small Company Stock Fund                                            $964,298         $790,334
Large Company Stock Fund                                          $1,112,539       $1,078,886
Diversified Bond Fund (and its predecessor, the Long-Term           $665,524       $1,137,465
Bond Fund)

              FEES PAID BY INTERNATIONAL STOCK FUND TO SUBADVISERS

                             FUND                                     2000             2001              2002
                             ----                                     ----             ----              ----
Bank of Ireland Asset Management (U.S.) Limited                     $1,207,296       $700,057
Citigroup Asset Management Limited                                         N/A            N/A
Salomon Brothers Asset Management                                          N/A       $306,991
SSgA Funds Management, Inc.                                                N/A       $375,874

              FEES PAID BY SMALL COMPANY STOCK FUND TO SUBADVISERS

                             FUND                                     2000             2001              2002
                             ----                                     ----             ----              ----
Chartwell Investment Partners                                       $905,600              N/A
Salomon Brothers Asset Management                                        N/A         $427,360
SSgA Funds Management, Inc.                                          $50,506          $78,961
TCW Investment Management Company (and predecessor)                 $632,159         $507,292

              FEES PAID BY LARGE COMPANY STOCK FUND TO SUBADVISERS

                             FUND                                     2000             2001              2002
                             ----                                     ----             ----              ----
Equinox Capital Management, LLC                                     $724,799              N/A
Putnam Investment Management, Inc.                                  $348,159         $581,569
Smith Barney Fund Management LLC                                         N/A              N/A
SSgA Funds Management, Inc.                                          $32,282          $54,343
Wellington Management Company, LLP                                  $208,687         $753,805

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FEES PAID BY DIVERSIFIED BOND FUND TO SUBADVISERS

                             FUND                                     2000             2001              2002
                             ----                                     ----             ----              ----
Western Asset Management Company                                    $649,314         $535,104
Salomon Brothers Asset Management Inc.                                   N/A         $308,024
SSgA Funds Management, Inc.                                              N/A          $67,744

For more information regarding investment advisers, see MANAGEMENT OF THE FUNDS in the prospectus.

OTHER SERVICE PROVIDERS

State Street Bank & Trust Company ("State Street"), ____________, is the custodian of the assets and is also the accounting services agent for the Funds of the Company. In that capacity various personnel at State Street provide custodial and accounting services to, and keeps the accounts and records of, the Company. For the years 2000, 2001 and 2002, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116 served as the custodian accounting services agent for the Funds. The Company paid $811,643, $1,145,402 and $___________, respectively, to Investors Bank & Trust Company as custodian and accounting services agent. Investors Bank & Trust Company also assisted the Manager in providing certain administrative services for the Company. For this assistance, the Manager (not the Company) paid Investors Bank & Trust Company a fee of $326,546 in 2000, $318,522 in 2001 and $__________ in 2002.

CitiStreet Funds Management LLC (the "Manager"), Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063, serves as transfer agent and dividend disbursing agent for the Company. The Company reimburses the Manager for reasonable out-of-pocket expenses incurred in connection with providing the service and pays a fee equal to 0.10% of net assets attributable to R Shares. The Manager provides accounting services to and keeps the accounts and records of the Company, other than those maintained by the custodian. It or an affiliated company pays the salaries and expenses of all of its and the Company's personnel except for fees and expenses of the non-interested directors. It or an affiliated company provides necessary office space, staff assistance to the Board, and all expenses incurred in connection with managing the ordinary course of the Company's business, other than the fees and expenses that are paid directly by the Company.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

KPMG LLP, 99 High Street, Boston, MA 02110-2371, serves as the Company's independent accountants, providing audit services.

CitiStreet Equities LLC, Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063, serves as principal underwriter of the shares of the Company.

CRA RogersCasey, Inc., 1 Parklands Drive, Darien, CT 06820, assists the Manager in monitoring the performance of the subadvisers and comparing that performance to that of other investment managers. For this assistance, the Manager (not the Company) paid CRA RogersCasey, Inc. a fee of approximately $150,000 in 2000, $180,000 in 2001 and $__________ in 2002.

CODES OF ETHICS

The Company, the Manager, and the subadvisers have each adopted codes of ethics, as required by Rule 17j-1 under the Investment Company Act of 1940. These codes of ethics do not prohibit personnel subject to the codes from trading for their personal accounts, but do impose certain restrictions on such trading.

                             PORTFOLIO TRANSACTIONS

A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

Each Fund's subadviser is responsible for the selection of brokers and dealers to effect that Fund's transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers who will receive a commission paid by the Fund. Fixed income securities, as well as securities traded in the over-the-counter market, on the other hand, will not normally involve any brokerage commissions. The securities are generally traded on a "net" basis with the dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

to the dealer. In underwritten offerings, securities are purchased at a fixed priced that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain of these securities may be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

In purchasing and selling a Fund's portfolio securities, it is the subadvisers' policy to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund's portfolio transactions, the subadviser will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the subadviser or the Fund.

Notwithstanding the above, under certain conditions, the Funds are authorized to pay higher brokerage commissions in return for brokerage and research services, although they have no current arrangement to do so. The subadvisers may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission or price for executing a transaction that is in excess of the commission or price another broker would have received for executing the transaction if it is determined that such commission or price is reasonable in relation to the value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties, but are provided to the subadviser or through broker-dealers.

The subadvisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

In allocating brokerage for the Funds, the subadvisers may annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of its clients on the basis of these assessments. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services.

The subadvisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, net prices and commissions are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, the subadvisers receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to the subadvisers, in serving the Funds, as well as to their other clients.

A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

On occasion, an investment opportunity may be appropriate for more than one entity for which a subadviser serves as investment manager or adviser. On those occasions, one entity will not be favored over another and allocations of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entities investment objectives and its current cash and investment positions.

The subadvisers may enter into certain commission recapture arrangements with broker-dealers. Under these arrangements, the broker-dealer agrees to return a portion of the brokerage commission for the benefit of the fund, either in the form of a cash refund or by payment of a fund expense such as custodial expenses. Subadvisers will execute trades under such arrangements only when it is consistent with the policy to seek best execution.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The following charts provide the aggregate amount of brokerage commissions paid by each Fund during the last three years.

                            INTERNATIONAL STOCK FUND

                                                                                           % of Dollars of
                                                                                         Transactions through
                                                               % Paid to Brokers           Brokers Providing
            Year                   Total Commissions           Providing Research               Research
            ----                   -----------------           ------------------               --------
            2000                        $207,815                       0%                          0%
            2001                        $590,249                       0%                          0%
            2002

In 2001, the Fund paid commissions of $18,097 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2001, the Fund paid commissions of $12,366 to Salomon Smith Barney Inc., an affiliate of the Manager. In 2002, the Fund paid commissions of _____________ to ____________, an affiliate of the Manager. For 2002, the Fund paid ______% of its aggregate brokerage commissions to that broker, and ______% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                            SMALL COMPANY STOCK FUND

                                                                                           % of Dollars of
                                                                                         Transactions through
                                                               % Paid to Brokers           Brokers Providing
            Year                   Total Commissions           Providing Research               Research
            ----                   -----------------           ------------------               --------
            2000                        $1,341,688                    34%                          48%
            2001                          $899,035                     8%                          7%
            2002

In 2000, the Fund paid commissions of $259,923 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2001, the Fund paid commissions of $187,406 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2002, the Fund paid commissions of _____________ to ____________, an affiliate of the Manager. For 2002, the Fund paid ______% of its aggregate brokerage commissions to that broker, and ______% of the Fund's aggregate

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

dollar amount of transactions involving payment of commissions were effected through that broker.

                            LARGE COMPANY STOCK FUND

                                                                                          % of Dollars of
                                                                                        Transactions through
                                                               % Paid to Brokers          Brokers Providing
            Year                   Total Commissions           Providing Research              Research
            ----                   -----------------           ------------------              --------
            2000                        $713,293                      29%                          27%
            2001                        $636,440                      31%                          30%
            2002

In 2000, the Fund paid commissions of $2,820 to Salomon Smith Barney Inc., an affiliate of the Manager. In 2000, the Fund paid commissions of $1,470 to Robinson Humphrey, an affiliate of the Manager. In 2000, the Fund paid commissions of $76,445 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2001, the Fund paid commissions of $21,838 to Salomon Smith Barney Inc., an affiliate of the Manager. In 2001, the Fund paid commissions of $222 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2002, the Fund paid commissions of _____________ to ____________, an affiliate of the Manager. For 2002, the Fund paid ______% of its aggregate brokerage commissions to that broker, and ______% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                              DIVERSIFIED BOND FUND
                   (AND ITS PREDECESSOR, LONG-TERM BOND FUND)

                                                                                             % of Dollars of
                                                                                          Transactions through
                                                               % Paid to Brokers            Brokers Providing
            Year                   Total Commissions           Providing Research                Research
            ----                   -----------------           ------------------                --------
            2000                        $62,335                        0%                           0%
            2001                        $60,253                        0%                           0%
            2002

In 2001, the Fund paid commissions of $1,769 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2002, the Fund paid commissions of _____________ to ____________, an affiliate of the Manager. For 2002, the Fund paid ______% of its aggregate brokerage

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

commissions to that broker, and ______% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

The annual portfolio turnover rates for the International Stock Fund, and the Large Company Stock Fund are expected to be less than 100%. The annual portfolio turnover rates for the Small Company Stock Fund and the Diversified Bond Fund are expected to be more than 100%. For a listing of last year's portfolio turnover rates for all of the Funds, see FINANCIAL HIGHLIGHTS in the prospectus.

                            NET ASSET VALUE OF SHARES

The Company sells and redeems shares of each Fund at its net asset value next determined after receipt of the purchase or redemption order. There is no sales charge or sales load on the purchase or redemption of shares.

The net asset value of the shares of each Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. New York City time. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of each Fund is computed by adding the sum of the value of the securities held by that Fund plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that Fund at such time. Expenses, including the investment management fee, are accrued daily.

Equity securities for which the primary market is on an exchange are generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Convertible debt securities that are actively traded in the

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

over-the-counter, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

Debt obligations (other than those with remaining maturities of less than 60 days) are valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities. Debt obligations with remaining maturities of less than 60 days will be valued at amortized cost, which approximates market value. This means that each obligation will be valued initially at its purchase price (or its market value as of the 60th day prior to maturity) and thereafter by amortizing any discount or premium uniformly to maturity, unless this method does not represent fair market value. In such cases, the security will be valued at its fair value as determined by the Manager and/or the subadvisers under the direction of the Board of Directors of the Company.

Options traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchanges (which is currently 4:10 p.m. New York City time). Futures contracts are marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchanges (which is currently 4:15 p.m. New York City time). Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined under the direction of the Board of Directors of the Company.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities, and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The value of any such securities are generally determined as of such times for purposes of computing a Fund's net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If, however, an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

The Funds may quote their performance in various ways. All performance information supplied by the Funds is historical and is not intended to indicate future performance. A Fund's share prices, yields, and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Performance information for a Fund includes the effect of deducting that Fund's expenses, but does not include charges and expenses attributable to any particular insurance product. For that reason, if you have purchased a variable contract that offers the CitiStreet Funds as an investment option, you should not compare the Fund's performance information with funds that offer their shares directly to the public because the performance figures provided by the CitiStreet Funds do not reflect charges of the insurance company issuing the variable contract. You should therefore consult your contract prospectus to learn more about those charges and expenses.

Yields quoted in advertising are computed by dividing that Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends for equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purpose of determining the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the semi-annual compounding assumed in yield calculations, the yields quoted for the Funds may differ from the income the Funds paid over the same period or the rate of income reported in the Funds' financial statements.

Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a total return of 100% over ten years would require an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yield and other performance information may be quoted numerically or in a table, graph or similar illustration.

Set forth below are the average annual total returns for the I Shares for the respective periods ended December 31, 2002:

                                                                                Life of Fund
                                             1 Year           5 Year           (since 5/17/93)
                                             ------           ------           ---------------
International Stock Fund                     -22.31%           -3.13%               4.03%
Small Company Stock Fund                     -23.72%            1.22%               5.99%
Large Company Stock Fund                     -22.84%           -8.69%               3.99%
Diversified Bond Fund                          8.97%            6.85%               7.57%
   (formerly Long-Term Bond Fund)

Total returns for the R Shares reflect the historical performance of each Funds initial class of shares, restated based on the R Shares estimated fees and expenses as shown on the fee table in the prospectus. Performance for the R Shares for periods after the date the R Shares commence operations will reflect the historical performance of the R Shares. Set forth below are the

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

average annual total returns calculated for the R Shares for the respective periods ended December 31, 2002:

                                                                                Life of Fund
                                              1 Year           5 Year          (since 5/17/93)
                                              ------           ------          ---------------
International Stock Fund                      -22.54%           -3.49%               3.60%
Small Company Stock Fund                      -24.04%            0.96%               5.64%
Large Company Stock Fund                      -23.17%           -8.98%               3.73%
Diversified Bond Fund                           8.56%            6.35%               7.11%
   (formerly Long-Term Bond Fund)

                                      TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code"). Under the relevant provisions, the Funds are not subject to federal income tax on the part of their net ordinary income and net realized capital gains that they distribute. They intend to distribute as dividends substantially all their net investment income, if any. They also declare and distribute annually all their net realized capital gains. Such dividends and distributions are automatically reinvested in additional shares of the Funds. If the Fund does not qualify under Subchapter M, it will be subject to federal income tax.

Section 817(h) of the Internal Revenue Code requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. The diversification requirements ordinarily must be met within 1 year after contract owner funds are first allocated to the particular Fund, and within 30 days after the end of each calendar quarter thereafter. In order to meet the diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h), each Fund must meet one of two alternative tests. Under the first test, no more than 55% of the Fund's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the Fund must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the Fund's assets can be invested in cash, cash items, government securities, and securities of other regulated investments.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

For purposes of determining whether a variable account is adequately diversified, each United States government agency or instrumentality is treated as a separate issuer for purposes of determining whether a Fund is adequately diversified. The Company's compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States government agency or instrumentality.

The International Stock Fund may be required to pay withholding or other taxes to foreign governments. If so, the taxes will reduce the Fund's dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government which addresses this issue. If no such treaty exists, the foreign tax withholding would be 30%. While contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund.

                               OWNERSHIP OF SHARES

As of December 31, 2002, various Travelers separate accounts were the holders of record of more than 95% of the outstanding shares of each Fund. The address for Travelers and its separate accounts is One Tower Square, Hartford, CT 06183.

                              FINANCIAL STATEMENTS

The Company's financial statements and financial highlights for the fiscal year ended December 31, 2002, and report of the independent accountants in the Company's Annual Report and are incorporated herein by reference.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

         (a)      (1)      Articles of Incorporation (14)

                  (2)      Amendment to Articles of Incorporation (14)

                  (3)      Amendment to Articles of Incorporation (16)

         (b)      By-Laws (8)

         (c)      Not Applicable

         (d)      Investment Advisory Contracts

                  (1) Investment Management Agreement between Registrant and CitiStreet Funds Management LLC (14)

                  (2) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and Bank of Ireland Asset Management (U.S.) Ltd. (14)

                  (3) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and Western Asset Management Company (14)

                  (4) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and TCW Investment Management Company (18)

                  (5) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and Smith Barney Fund Management LLC (19)

                  (6) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and SSgA Funds Management, Inc.
                           (18)

                  (7) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and SSgA Funds Management, Inc.
                           (18)

                  (8) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and Salomon Brothers Asset Management Inc. (16)

                  (9) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and SSgA Funds Management, Inc.
                           (16)

                  (10) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and Smith Barney Fund Management LLC (16)

                  (11) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and SSgA Funds Management, Inc.
                           (16)

                  (12) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and Salomon Brothers Asset Management Inc. (16)

                  (13) Subadvisory Agreement among Registrant, CitiStreet Funds Management LLC and Travelers Investment Management Company (20)

         (e)      Underwriting Contracts

                  (1) Form of Participation Agreement among Registrant, CitiStreet Equities LLC and The Travelers Insurance Company (14)

                  (2) Amendment No. 1 to the Participation Agreement among Registrant, CitiStreet Equities LLC and The Travelers Insurance Company (14)

                  (3) Amendment No. 2 to the Participation Agreement among Registrant, CitiStreet Equities LLC and The Travelers Insurance Company (14)

                  (4) Distribution Agreement between Registrant and CitiStreet Equities LLC (16)

         (f)      Not Applicable

         (g)      Custodian Agreements

                  (1) Custodian Agreement between Registrant and Investors Bank & Trust Company (6)

                  (2) Delegation Agreement between Registrant and Investors Bank & Trust Company (12)

         (h) Transfer Agency Agreement between Registrant and CitiStreet Funds Management LLC (17)

         (i)      Opinion of Counsel (20)

         (j)      Consent of Independent Accountants (20)

         (k)      Not Applicable

         (l)      Not Applicable

         (m)      Rule 12b-1 Plan (17)

         (n)      Rule 18f-3 Plan (17)

         (o)      Not Applicable

         (p)      Code of Ethics for:

                  (1)      CitiStreet Funds, Inc. (14)

                  (2)      CitiStreet Funds Management LLC (14)

                  (3)      Bank of Ireland Asset Management (U.S.) Ltd. (14)

                  (4)      TCW Investment Management Company (18)

                  (5)      Western Asset Management Company (14)

                  (6)      SSgA Funds Management, Inc. (14)

                  (7)      Wellington Management Company, LLP (16)

                  (8) Salomon Brothers Asset Management/Smith Barney Fund Management LLC (16)

                  (9)      CitiStreet Equities LLC (16)

         (q)      Powers of Attorney (15)

----------

(1) Incorporated by reference to the initial registration statement filed January 27, 1993.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 filed April 22, 1993.

(3) Incorporated by reference to Post-Effective Amendment No. 1 filed November 24, 1993.

(4) Incorporated by reference to Post-Effective Amendment No. 2 filed March 1, 1994.

(5) Incorporated by reference to Post-Effective Amendment No. 3 filed November 24, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 4 filed April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 5 filed April 29, 1996.

(8) Incorporated by reference to Post-Effective Amendment No. 6 filed February 28, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 7 filed April 30, 1997.

(10) Incorporated by reference to Post-Effective Amendment No. 8 filed March 2, 1998.

(11) Incorporated by reference to Post-Effective Amendment No. 9 filed April 24, 1998.

(12) Incorporated by reference to Post-Effective Amendment No. 10 filed February 26, 1999.

(13) Incorporated by reference to Post-Effective Amendment No. 11 filed April 30, 1999.

(14) Incorporated by reference to Post-Effective Amendment No. 12 filed May 1, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 13 filed March 2, 2001.

(16) Incorporated by reference to Post-Effective Amendment No. 14 filed May 1, 2001.

(17) Incorporated by reference to Post-Effective Amendment No. 15 filed March 22, 2002.

(18) Incorporated by reference to Post-Effective Amendment No. 16 filed April 26, 2002.

(19) Incorporated by reference to Post-Effective Amendment No. 17 filed July 31, 2002.

(20)     To be filed by Post-Effective Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  Not Applicable

ITEM 25. INDEMNIFICATION.

         Article VII, paragraph (3) of the Registrant's Articles of Incorporation provides: "Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and the Investment Company Act of 1940, now or hereafter in force, including the advance of related expenses.: Article IX provides in pertinent part: "No provision of these Articles of Incorporation shall be effective to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (ii) protect or purport to protect any director or officer of the Corporation against any liability to the corporation or its security holders to which he would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office." Article II, Section 2 of Registrant's By-Laws contain similar provisions.

         The agreement between the Registrant (the "Series Fund") and CitiStreet Funds Management LLC (the "Manager") provides:

         "The Manager shall not be liable for any loss suffered by the Series Fund as the result of any negligent act or error of judgment of the Manager in connection with the matters of which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in
         Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. The Series Fund shall indemnify the Manager and hold it harmless from all cost, damage and expenses, including reasonable expenses for legal counsel, incurred by the Manager resulting from actions for which for which it is relieved of responsibility by this paragraph. The Manager shall indemnify the Series Fund and hold it harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Series Fund resulting from actions for which the Manager is not relieved of responsibility by this paragraph."

         The agreements among the Registrant (the "Series Fund"), CitiStreet Funds Management LLC (the "Manager"), and the Subadvisers provide:

         "The Subadviser shall not be liable for any loss suffered by the Series Fund or the Manager as a result of any negligent act or error of judgment of the Subadviser in connection with the matters to which the Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in
         Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on the Subadviser's part in the performance of its duties or from its reckless disregard of its obligations and duties under this Agreement. The Series Fund shall indemnify the Subadviser and hold it harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Subadviser resulting from actions from which it is relieved of responsibility by this paragraph. The Subadviser shall indemnify the Series Fund and the Manager and hold them harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Series Fund and the Manager resulting from actions from which the Subadviser is not relieved of responsibility by this paragraph."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (1)      CITISTREET FUNDS MANAGEMENT LLC ("CFM")

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         The business and other connections of CFM's directors and officers are set forth below. Unless otherwise indicated, the address of each person is Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063.

Name and Address            Position with CFM                      Principal Occupation
----------------            -----------------                      --------------------
Robert C. Dughi             Chairman of the Board and              Board of Directors and Chief Executive
                            President                              Officer, CitiStreet and various affiliates

Name and Address            Position with CFM                      Principal Occupation
----------------            -----------------                      --------------------
Paul S. Feinberg            Director, Executive Vice President,    Executive Vice President, General Counsel
                            General Counsel and Secretary          and Secretary, CitiStreet and various
                                                                   affiliates

Peter J. Gulia              Senior Vice President, Counsel, and    Senior Vice President, Counsel, and
                            Assistant Secretary                    Assistant Secretary, CitiStreet and various
                                                                   affiliates

Lori M. Renzulli            Assistant Secretary                    Assistant Counsel, CitiStreet and various
                                                                   affiliates

William Valentine           Director, Executive Vice President,    Executive Vice President, Chief Financial
                            Chief Financial Officer, and           Officer, and Treasurer, CitiStreet and
                            Treasurer                              various affiliates


         (2)      BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Bank of Ireland Asset Management (U.S.) Limited's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29606), as most recently amended, the text of which is incorporated herein by reference.

         (3)      CITIGROUP ASSET MANAGEMENT LIMITED

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Citigroup Asset Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57655), as most recently amended, the text of which is incorporated herein by reference.

         (4)      SALOMON BROTHERS ASSET MANAGEMENT, INC.

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Salomon Brothers Asset Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32046), as most recently amended, the text of which is incorporated herein by reference.

         (5)      SMITH BARNEY FUND MANAGEMENT LLC

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Smith Barney Fund Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8314), as most recently amended, the text of which is incorporated herein by reference.

         (6)      SSGA FUNDS MANAGEMENT, INC.

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to SSgA Funds Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103), as most recently amended, the text of which is incorporated herein by reference.

         (7)      TCW INVESTMENT MANAGEMENT LLC

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to TCW Investment Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075), as most recently amended, the text of which is incorporated herein by reference.

         (8)      TRAVELERS INVESTMENT MANAGEMENT COMPANY

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Travelers Investment Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7212), as most recently amended, the text of which is incorporated herein by reference.

         (9)      WELLINGTON MANAGEMENT COMPANY, LLP

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Wellington Management Company's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908), as most recently amended, the text of which is incorporated herein by reference.

         (10)     WESTERN ASSET MANAGEMENT COMPANY

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Western Asset Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-08162), as most recently amended, the text of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

         (a) CitiStreet Equities LLC acts as principal underwriter of the Funds. It does not act as principal underwriter for any other investment company.

         (b) The following table provides the information required by this Item 27(b). Unless otherwise indicated, the address of each person is Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063.

                                    POSITIONS AND OFFICES WITH
NAME AND ADDRESS                       CITISTREET EQUITIES                POSITIONS AND OFFICES WITH FUND
----------------                       -------------------                -------------------------------
Robert C. Dughi                     Chairman of the Board and             Chairman of the Board
                                    Chief Executive Officer

Mark M. Skinner                     Director and President                None

                                    POSITIONS AND OFFICES WITH
NAME AND ADDRESS                        CITISTREET EQUITIES               POSITIONS AND OFFICES WITH FUND
----------------                        -------------------               -------------------------------
Paul S. Feinberg                    Director, Executive Vice              President
                                    President, General Counsel and
                                    Secretary

Lynne C. Shapiro-Smith              Director, Executive Vice              None
                                    President, Marketing and Product
                                    Management

William M. Gardner                  Senior Vice President, Payroll        None
                                    Deduction

Peter J. Gulia                      Senior Vice President, Counsel,       Assistant Secretary
                                    and Assistant Secretary

C. Kurt Miller                      Senior Vice President                 None

William P. Schwarzkopf              Senior Vice President                 None

Michael L. St. Clair                Senior Vice President                 None

William K. Traynor                  Senior Vice President, Financial      None
                                    Planning for Retirement

Craig S. Cheyne                     Regional Vice President               None

Hazel E. Durand                     Regional Vice President               None

Donald M. Goldstein                 Regional Vice President               None

Stephen E. Maschino                 Regional Vice President               None

Elizabeth A. O'Brien                Regional Vice President               None

James F. Schlucter                  Regional Vice President               None

William B. Schwartz                 Regional Vice President               None

Patrick Bello                       Vice President                        None

Lance V. Cannon                     Vice President                        None

                                    POSITIONS AND OFFICES WITH
NAME AND ADDRESS                       CITISTREET EQUITIES                POSITIONS AND OFFICES WITH FUND
----------------                       -------------------                -------------------------------
Stephen Davis                       Vice President                        None

James R. Famularo                   Vice President, Chief Financial       None
                                    Officer and Treasurer

Harvey J. Gannon                    Vice President                        None

Brian Lodestro                      Vice President                        Vice President

Peter Losowyj                       Vice President                        None

Brendan F. Morrison                 Vice President                        None

Mary Ford Nolan                     Vice President                        None

Eric Rosen                          Vice President                        None

Donna S. Webber                     Vice President                        None

Michelle Whitman                    Vice President                        None

Joseph Zavoda                       Vice President                        None

Stuart Jentis                       Vice President, Counsel and           None
                                    Assistant Secretary

Lori M. Renzulli                    Assistant General Counsel and Chief   Secretary
                                    compliance Officer

         (c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of (1) the Registrant and CitiStreet Funds Management LLC, Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063; (2) Bank of Ireland Asset Management (U.S.) Limited, 26 Fitzwilliam Place, Dublin 2, Ireland and 75 Holly Hill Lane, Greenwich, CT 06830;

(3) Citigroup Asset Management Limited, Citigroup Centre, Canda Square, Canary Wharf, London, England E14 5LB; (4) Salomon Brothers Asset Management Inc., 388 Greenwich Street, New York, NY 10013; (5) Smith Barney Fund Management LLC, 333 West 34th Street, New York, NY 10001; (6) SSgA Funds Management, Inc., Two International Place, Boston, MA 02110; (7) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110; (8) TCW Investment Management Company, 865 S. Figueroa Street, Los Angeles, CA 90017; (9) Travelers Investment Management Company, 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017; (10) Wellington Management Company, LLP, 75 State Street, Boston, MA 02109; and (11) Western Asset Management Company, 117 East Colorado Boulevard, Pasadena, CA 91105.

ITEM 29. MANAGEMENT SERVICES

         Not Applicable

ITEM 30. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Brunswick, and the State of New Jersey on the 26th day of February, 2003.

                                              CITISTREET FUNDS, INC.


/s/ Robert C. Dughi                           By:  /s/ Paul S. Feinberg
---------------------------                        --------------------------
Robert C. Dughi                                    Paul S. Feinberg
Chairman of the Board                              Attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 26, 2003.

Signature and Title

/s/ Robert C. Dughi                           By:  /s/ Paul S. Feinberg
-------------------                                --------------------
Robert C. Dughi                               Paul S. Feinberg
Chairman of the Board of Directors            (Attorney-in-Fact)

/s/ John G. Beam, Jr.                         By:  /s/ Paul S. Feinberg
---------------------                              --------------------
John G. Beam, Jr.                             Paul S. Feinberg
Director                                      (Attorney-in-Fact)

/s/ Linda Walker Bynoe                        By:  /s/ Paul S. Feinberg
----------------------                             --------------------
Linda Walker Bynoe                            Paul S. Feinberg
Director                                      (Attorney-in-Fact)

/s/ Jane DiRenzo Pigott                       By:  /s/ Paul S. Feinberg
-----------------------                            --------------------
Jane DiRenzo Pigott                           Paul S. Feinberg
Director                                      (Attorney-in-Fact)

/s/ Nicholas D. Yatrakis                      By:  /s/ Paul S. Feinberg
------------------------                           --------------------
Nicholas D. Yatrakis                          Paul S. Feinberg
Director                                      (Attorney-in-Fact)

/s/ Steven I. Weinstein                       By:  /s/ Paul S. Feinberg
-----------------------                            --------------------
Steven I. Weinstein                           Paul S. Feinberg
Director                                      (Attorney-in-Fact)

/s/ William Valentine                         By:  /s/ Paul S. Feinberg
---------------------                              --------------------
William Valentine                                  Paul S. Feinberg
Senior Vice President and Treasurer;               (Attorney-in-Fact)
Principal Financial Officer;
Principal Accounting Officer

/s/ Raymond Martin                            By:  /s/ Paul S. Feinberg
------------------                                 --------------------
Raymond Martin                                Paul S. Feinberg
Director                                      (Attorney-in-Fact)